UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 12 of its series:

Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund, and Wells Fargo Dow Jones Target 2060 Fund.

Date of reporting period: February 28, 2017

ITEM 1.	REPORT TO STOCKHOLDERS

Annual Report

February 28, 2017

Dow Jones Target Date Funds

∎	Wells Fargo Dow Jones Target Today Fund

∎	Wells Fargo Dow Jones Target 2010 Fund

∎	Wells Fargo Dow Jones Target 2015 Fund

∎	Wells Fargo Dow Jones Target 2020 Fund

∎	Wells Fargo Dow Jones Target 2025 Fund

∎	Wells Fargo Dow Jones Target 2030 Fund

∎	Wells Fargo Dow Jones Target 2035 Fund

∎	Wells Fargo Dow Jones Target 2040 Fund

∎	Wells Fargo Dow Jones Target 2045 Fund

∎	Wells Fargo Dow Jones Target 2050 Fund

∎	Wells Fargo Dow Jones Target 2055 Fund

∎	Wells Fargo Dow Jones Target 2060 Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/diversified-fixed-income-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/diversified-stock-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

Dow Jones® and Dow Jones Global Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Dow Jones Target Date Funds, based on the Dow Jones Global Target Date IndexesSM, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of February 28, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 24.98% and 19.31% for the 12-month period, respectively; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.42%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this annual report for the Wells Fargo Dow Jones Target Date Funds for the 12-month period that ended February 28, 2017. Despite heightened market volatility at times, global stocks delivered strong results overall. U.S. and international stocks returned 24.98% and 19.31% for the 12-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 1.42%.

Interest rates and the U.K.’s Brexit vote largely drove markets from March 2016 through the end of June 2016.

U.S. stocks overall were in positive territory in March and April, plunged briefly in May on worries of a possible June interest-rate increase, and then rallied until early June. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the European Union (E.U.). The U.K.’s Brexit vote on June 23 shocked countries worldwide. Stock markets fell as investors worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rose as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. In March, China’s government set an anticipated growth rate of 6.5% to 7.0% for 2016, an acknowledgment of weakening growth. In emerging markets, although central-bank stimulus and improved prices for oil and other commodities led to stock rallies in March, many of these countries’ economies faced the potential of credit downgrades due to challenges such as the likelihood of a stronger U.S. dollar, which would make dollar-denominated debt more expensive. Within fixed income, government bonds rallied immediately post-Brexit, and non-Treasury sectors rallied soon after as investors regained their appetite for risk. As a result, most bond markets remained in a situation of ultralow yields and tight credit spreads. Interestingly, U.S. bonds continued to be supported by demand from both domestic and foreign buyers looking for positive yield since U.S. interest rates were the highest among developed-country bonds. Also notable was the rebound in oil prices to nearly $50 per barrel in June, driven by a lower rig count, unplanned supply outages, anticipated demand ahead of the summer driving season, and a weaker dollar.

Globally, stocks delivered positive results in the third quarter of 2016; bonds’ interest rates remained low.

Stocks’ upward trend continued into August and then lost some steam. Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Dow Jones Target Date Funds	3

Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices down. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates rose during the quarter but remained at historically low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. After bottoming in early July, yields began to rise again as market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened. At the front end of the yield curve, implementation of new money market fund rules resulted in significantly higher yields on many short-term securities.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. influenced markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into February 2017.

January and February brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve a large fiscal stimulus package. Within fixed income, short-term interest rates rose modestly during these two months in anticipation of Fed interest-rate hikes. Meanwhile, 10-year Treasury yields ranged between 2.30% and 2.55%, appearing to plateau after the fourth quarter’s sell-off. Spreads of both investment-grade and high-yield bonds compressed slightly, and both taxable and municipal bond mutual fund flows were positive.

4	Wells Fargo Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

This page is intentionally left blank.

6	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Global Target Date Index as specified in the following table:

Wells Fargo Dow Jones Target Date Funds	Corresponding Dow Jones Global Target Date Index
Target Today Fund	Dow Jones Global Target Today Index
Target 2010 Fund	Dow Jones Global Target 2010 Index
Target 2015 Fund	Dow Jones Global Target 2015 Index
Target 2020 Fund	Dow Jones Global Target 2020 Index
Target 2025 Fund	Dow Jones Global Target 2025 Index
Target 2030 Fund	Dow Jones Global Target 2030 Index
Target 2035 Fund	Dow Jones Global Target 2035 Index
Target 2040 Fund	Dow Jones Global Target 2040 Index
Target 2045 Fund	Dow Jones Global Target 2045 Index
Target 2050 Fund	Dow Jones Global Target 2050 Index
Target 2055 Fund	Dow Jones Global Target 2055 Index
Target 2060 Fund	Dow Jones Global Target 2060 Index

Manager

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Funds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on each Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Global Target Date Index, whose total returns the Fund seeks to approximate, before fees and expenses, will not meet an investor’s goals). Consult the Funds’ prospectus for additional information on these and other risks.

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	7

Target Today Fund

Average annual total returns (%) as of February 28, 20172

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(2.60)	0.45	2.56	3.39	1.64	3.16	0.84	0.76
Class C (WFODX)	12-1-1998	1.57	0.88	2.39	2.57	0.88	2.39	1.59	1.51
Class R (WFRRX)	6-28-2013	–	–	–	3.13	1.44	3.04	1.09	1.01
Class R4 (WOTRX)	11-30-2012	–	–	–	3.71	2.03	3.62	0.56	0.45
Class R6 (WOTDX)	6-30-2004	–	–	–	3.81	2.15	3.68	0.41	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	3.41	1.77	3.35	0.76	0.65
Dow Jones Global Target Today Index[5]	–	–	–	–	4.05	2.41	4.08	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.28	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

8	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns (%) as of February 28, 20179

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(2.27)	0.90	2.41	3.71	2.10	3.01	0.85	0.78
Class C (WFOCX)	12-1-1998	1.96	1.34	2.25	2.96	1.34	2.25	1.60	1.53
Class R (WFARX)	6-28-2013	–	–	–	3.45	1.88	2.88	1.10	1.03
Class R4 (WFORX)	11-30-2012	–	–	–	4.11	2.49	3.49	0.57	0.47
Class R6 (WFOAX)	6-30-2004	–	–	–	4.27	2.61	3.55	0.42	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	3.84	2.26	3.21	0.77	0.67
Dow Jones Global Target 2010 Index[5]	–	–	–	–	4.49	2.92	3.98	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.28	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	9

Target 2015 Fund

Average annual total returns (%) as of February 28, 201710

		Including sales charge			Excluding sales charge				Expense ratios[11] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFACX)	11-30-2012	(0.73)	1.80	2.52	5.30	3.02	3.15		0.84	0.79
Class R (WFBRX)	6-28-2013	–	–	–	4.99	2.73	2.91		1.09	1.04
Class R4 (WFSRX)	11-30-2012	–	–	–	5.57	3.36	3.46		0.56	0.48
Class R6 (WFSCX)	6-29-2007	–	–	–	5.74	3.46	3.51		0.41	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	5.52	3.12	3.21		0.76	0.68
Dow Jones Global Target 2015 Index[5]	–	–	–	–	6.12	3.81	3.96	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.49	*	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.18	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

10	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns (%) as of February 28, 20172

		Including sales charge			Excluding sales charge			Expense ratios[11] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	1.32	2.76	2.82	7.53	3.99	3.43	0.83	0.81
Class C (WFLAX)	12-1-1998	5.71	3.22	2.66	6.71	3.22	2.66	1.58	1.56
Class R (WFURX)	6-28-2013	–	–	–	7.27	3.78	3.31	1.08	1.06
Class R4 (WFLRX)	11-30-2012	–	–	–	7.89	4.39	3.90	0.55	0.50
Class R6 (WFOBX)	6-30-2004	–	–	–	8.04	4.50	3.96	0.40	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	7.58	4.13	3.63	0.75	0.70
Dow Jones Global Target 2020 Index[5]	–	–	–	–	8.40	4.86	4.37	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.28	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	11

Target 2025 Fund

Average annual total returns (%) as of February 28, 201710

		Including sales charge			Excluding sales charge				Expense ratios[11] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFAYX)	11-30-2012	4.21	3.95	2.93	10.61	5.19	3.56		0.83	0.81
Class R (WFHRX)	6-28-2013	–	–	–	10.22	4.92	3.33		1.08	1.06
Class R4 (WFGRX)	11-30-2012	–	–	–	10.98	5.56	3.89		0.55	0.50
Class R6 (WFTYX)	6-29-2007	–	–	–	11.04	5.67	3.95		0.40	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	10.87	5.31	3.65		0.75	0.70
Dow Jones Global Target 2025 Index[5]	–	–	–	–	11.48	6.03	4.33	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.49	*	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.18	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

12	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns (%) as of February 28, 20172

		Including sales charge			Excluding sales charge			Expense ratios[11] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	7.56	5.06	3.58	14.15	6.31	4.19	0.83	0.82
Class C (WFDMX)	12-1-1998	12.28	5.52	3.42	13.28	5.52	3.42	1.58	1.57
Class R (WFJRX)	6-28-2013	–	–	–	13.88	6.10	4.07	1.08	1.07
Class R4 (WTHRX)	11-30-2012	–	–	–	14.52	6.73	4.67	0.55	0.51
Class R6 (WFOOX)	6-30-2004	–	–	–	14.63	6.83	4.72	0.40	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	14.32	6.47	4.39	0.75	0.71
Dow Jones Global Target 2030 Index[5]	–	–	–	–	15.02	7.19	5.09	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.28	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	13

Target 2035 Fund

Average annual total returns (%) as of February 28, 201710

		Including sales charge			Excluding sales charge				Expense ratios[11] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQBX)	11-30-2012	10.62	6.04	3.51	17.33	7.30	4.14		0.84	0.83
Class R (WFKRX)	6-28-2013	–	–	–	17.09	7.02	3.87		1.09	1.08
Class R4 (WTTRX)	11-30-2012	–	–	–	17.68	7.66	4.46		0.56	0.52
Class R6 (WFQRX)	6-29-2007	–	–	–	17.86	7.79	4.53		0.41	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	17.38	7.39	4.16		0.76	0.72
Dow Jones Global Target 2035 Index[5]	–	–	–	–	18.22	8.13	4.82	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.49	*	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.18	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

14	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns (%) as of February 28, 20172

		Including sales charge			Excluding sales charge			Expense ratios[11] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	13.12	6.72	4.18	20.01	7.99	4.80	0.84	0.83
Class C (WFOFX)	7-1-1998	18.11	7.18	4.01	19.11	7.18	4.01	1.59	1.58
Class R (WFMRX)	6-28-2013	–	–	–	19.68	7.77	4.66	1.09	1.08
Class R4 (WTFRX)	11-30-2012	–	–	–	20.43	8.39	5.26	0.56	0.52
Class R6 (WFOSX)	6-30-2004	–	–	–	20.56	8.51	5.32	0.41	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	20.09	8.14	4.99	0.76	0.72
Dow Jones Global Target 2040 Index[5]	–	–	–	–	20.85	8.85	5.65	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.28	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.64	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	15

Target 2045 Fund

Average annual total returns (%) as of February 28, 201710

		Including sales charge			Excluding sales charge				Expense ratios[11] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQVX)	11-30-2012	14.89	7.18	4.00	21.85	8.45	4.64		0.85	0.83
Class R (WFNRX)	6-28-2013	–	–	–	21.41	8.16	4.38		1.10	1.08
Class R4 (WFFRX)	11-30-2012	–	–	–	22.25	8.83	4.98		0.57	0.52
Class R6 (WFQPX)	6-29-2007	–	–	–	22.26	8.92	5.02		0.42	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	21.89	8.54	4.70		0.77	0.72
Dow Jones Global Target 2045 Index[5]	–	–	–	–	22.63	9.26	5.27	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.49	*	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.18	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

16	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns (%) as of February 28, 201712

		Including sales charge			Excluding sales charge				Expense ratios[11] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQAX)	11-30-2012	15.40	7.28	4.04	22.48	8.55	4.68		0.84	0.83
Class C (WFQCX)	11-30-2012	20.58	7.75	3.90	21.58	7.75	3.90		1.59	1.58
Class R (WFWRX)	6-28-2013	–	–	–	22.29	8.29	4.42		1.09	1.08
Class R4 (WQFRX)	11-30-2012	–	–	–	23.00	8.93	5.01		0.56	0.52
Class R6 (WFQFX)	6-29-2007	–	–	–	23.09	9.05	5.07		0.41	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	22.72	8.67	4.73		0.76	0.72
Dow Jones Global Target 2050 Index[5]	–	–	–	–	23.36	9.36	5.32	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	4.49	*	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	7.18	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	17

Target 2055 Fund

Average annual total returns (%) as of February 28, 201710

		Including sales charge			Excluding sales charge				Expense ratios[11] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	15.37	7.26	6.48	22.45	8.53	7.60		0.90	0.83
Class R (WFYRX)	6-28-2013	–	–	–	22.04	8.26	7.21		1.15	1.08
Class R4 (WFVRX)	11-30-2012	–	–	–	22.78	8.89	7.96		0.62	0.52
Class R6 (WFQUX)	6-30-2011	–	–	–	22.97	9.01	8.06		0.47	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	–	22.50	8.64	7.70		0.82	0.72
Dow Jones Global Target 2055 Index[5]	–	–	–	–	23.38	9.37	8.32	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	1.42	2.24	3.00	*	–	–
Russell 3000® Index[7]	–	–	–	–	26.29	13.85	12.91	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

18	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2060 Fund

Average annual total returns (%) as of February 28, 201712

		Including sales charge		Excluding sales charge		Expense ratios[11] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[4]
Class A (WFAFX)	6-30-2015	15.19	1.79	22.23	5.47	14.46	0.83
Class C (WFCFX)	6-30-2015	20.22	4.66	21.22	4.66	15.21	1.58
Class R (WFRFX)	6-30-2015	–	–	21.73	5.17	14.71	1.08
Class R4 (WFSFX)	6-30-2015	–	–	22.45	5.79	14.18	0.52
Class R6 (WFUFX)	6-30-2015	–	–	22.75	5.95	14.03	0.37
Administrator Class (WFDFX)	6-30-2015	–	–	22.38	5.62	14.38	0.72
Dow Jones Global Target 2060 Index[5]	–	–	–	23.38	5.92	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	1.42	2.51	–	–
Russell 3000® Index[7]	–	–	–	26.29	10.12	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment as of February 28, 2017[8]

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	19

MANAGER’S DISCUSSION

Highlights

The Wells Fargo Dow Jones Target Date Funds seek to replicate the asset allocations and returns of their respective Dow Jones Global Target Date Indexes before fees and expenses. The strategic asset allocations are designed to provide high levels of diversification across equity, fixed-income, and short-term investments. Our disciplined approach to portfolio construction seeks to help investors benefit from bull markets while providing risk management in bear markets.

The Funds address investment risk through diversification and disciplined asset allocation.

All Funds invest in the same three underlying portfolios: the Wells Fargo Diversified Stock Portfolio, the Wells Fargo Diversified Fixed-Income Portfolio, and the Wells Fargo Short-Term Investment Portfolio, differing only in the amount invested in each underlying portfolio. The breadth and depth of diversification and disciplined asset allocation help manage, but do not eliminate, risk. The Diversified Stock Portfolio contains a broad mix of large-cap, mid-cap, small-cap, growth, value, and international stocks, including emerging markets. The Diversified Fixed-Income Portfolio invests in several types of fixed-income securities, including U.S. and non-U.S. government bonds, corporate bonds, and mortgage-backed securities. The Short-Term Investment Portfolio typically holds high-quality, short-term U.S. dollar–denominated money market instruments of domestic and foreign issuers, including U.S. government obligations, obligations of foreign and domestic banks, short-term corporate debt securities, and repurchase agreements.

Global equity markets recorded gains while bond markets trailed.

For the 12-month period that ended February 28, 2017, each Dow Jones Target Date Fund posted positive returns before expenses, with longer-dated funds generating higher returns due to their higher equity allocations. After adjusting for expenses, the Dow Jones Target Date Funds trailed their respective indexes. For Class R6 shares, underperformance ranged from 22 basis points (bps; 100 bps is 1.00%) to 63 bps. For the period, the performance of the Target 2060 Fund varied from its index’s performance to a higher degree relative to other Funds in the series due to its small asset base and comparatively large cash flows.

Global equity markets posted double-digit returns during the period. Domestically, the S&P 500 Index13 rose 24.98% while the Russell 2000® Index14 jumped 36.11%. Foreign markets also rose sharply, with the MSCI EAFE Index15 gaining 15.75% and the MSCI EM Index (Net)16 rising 29.46%. Global bond markets trailed, with the Bloomberg Barclays U.S. Aggregate Bond Index rising 1.42% while the Bloomberg Barclays Global Treasury: Majors ex U.S. Index17fell 1.27%, helping to explain why funds with higher equity allocations during the period outperformed funds with lower equity exposure.

The Dow Jones Target Date Funds are designed to become more conservative as a fund moves down the glide path and its target date approaches. Our goal is to manage the relative equity risk of each fund as dictated by the glide path—a fund’s targeted equity risk is not the same as a fund’s equity allocation percentage, as both fixed income and cash equivalents carry risks. On a monthly basis, we adjust each Dow Jones Target Date Fund’s strategic allocations to equities, fixed income, and cash equivalents in response to changing market conditions and a fund’s movement down the glide path.

An increase in correlation between bonds and equities and an increase in relative bond risk affected allocation decisions during the period. The Target 2055 Fund and the Target 2060 Fund, which have not begun to move down the glide path, decreased their equity exposure over the past 12 months as fixed-income holdings became less effective diversifiers. The funds further down the equity glide path, the Target 2050 Fund through Target 2025 Fund, reduced their equity holdings by slightly more than the amount they decreased their relative equity risk due to the decreased diversification benefits of holding bonds. The shorter-dated funds, the Target 2020 Fund through Target 2010 Fund, remained invested at their minimum allowable equity allocations during the period and decreased their equity holdings at the same rate as their targeted equity risk.

The Target Today Fund, which is the most conservative fund, maintained its targeted equity exposure at 15% during the period. The cash allocation of the Target Today Fund, the Target 2010 Fund, and the Target 2015 Fund remained elevated during the period due to the increased volatility of bonds. The higher cash allocations are consistent with the capital preservation intentions of the Funds. All other Funds maintained their cash allocation at 4%.

Please see footnotes on pages 22-23.

20	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

It is our belief that equities and bonds are likely to experience meaningful volatility into the foreseeable future. The Dow Jones Target Date Funds are designed to address the asset accumulation needs of investors as they advance toward their long-term retirement goals. Diversification at the individual-security and asset-class levels is intended to allow investors to capture capital appreciation in a variety of markets at risk levels that are appropriate to achieve capital preservation objectives. However, although the Funds are designed to provide varying degrees of downside risk management based on their index dates, they cannot prevent losses or eliminate risk. We believe our Funds are well positioned to give investors an opportunity to build and maintain their retirement nest eggs in the coming years.

Please see footnotes on pages 22-23.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	21

Portfolio allocation as of February 28, 201718

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 22-23.

22	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

[1]	The Funds are gateway funds that invest in various affiliated master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying affiliated master portfolios in which the Funds invest.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[3]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.15% of acquired fund fees and expenses which represent the net expenses from the underlying affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through June 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Net expenses from the underlying affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[5]	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[7]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[8]	The chart compares the performance of the Class A shares for the last 10 years or since inception with the respective Dow Jones Global Target Date Index, the Bloomberg Barclays U.S. Aggregate Bond Index, and the Russell 3000® Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[9]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[10]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R4. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	23

[11]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.16% of acquired fund fees and expenses which represent the net expenses from the underlying affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[12]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[13]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[14]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[15]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[16]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[17]	The Bloomberg Barclays Global Treasury: Majors ex U.S. Index (formerly known as Barclays Global Treasury: Majors ex U.S. Index) consists of securities in the following Global Treasury indexes: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden and the United Kingdom. To be included in the index, securities must have at least one year to maturity and must meet specified liquidity requirements that vary by country and that are recalculated annually. You cannot invest directly in an index.

[18]	Each chart represents the composite of the portfolio allocations of the underlying affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the underlying affiliated master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See the Portfolio of investments or Summary portfolio of investments of each underlying affiliated master portfolio which is also included in this report.

24	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$988.31	$3.81	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.87	0.76%
Class C
Actual	$1,000.00	$984.95	$7.55	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.59	$7.68	1.51%
Class R
Actual	$1,000.00	$987.59	$5.06	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.14	1.01%
Class R4
Actual	$1,000.00	$989.66	$2.26	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Class R6
Actual	$1,000.00	$990.59	$1.51	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Administrator Class
Actual	$1,000.00	$988.52	$3.26	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%

Please see footnote on page 30.

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	25

Target 2010 Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$987.15	$3.91	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Class C
Actual	$1,000.00	$983.51	$7.65	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Class R
Actual	$1,000.00	$985.85	$5.15	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24	1.03%
Class R4
Actual	$1,000.00	$988.95	$2.36	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Class R6
Actual	$1,000.00	$989.96	$1.61	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$987.82	$3.36	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Target 2015 Fund
Class A
Actual	$1,000.00	$986.80	$3.96	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Class R
Actual	$1,000.00	$985.42	$5.21	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.30	1.04%
Class R4
Actual	$1,000.00	$988.54	$2.41	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Class R6
Actual	$1,000.00	$988.68	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Administrator Class
Actual	$1,000.00	$988.49	$3.41	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Please see footnote on page 30.

26	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$997.74	$4.08	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class C
Actual	$1,000.00	$993.79	$7.84	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Class R
Actual	$1,000.00	$996.42	$5.34	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$999.43	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6
Actual	$1,000.00	$999.70	$1.76	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$997.64	$3.52	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,011.94	$4.11	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class R
Actual	$1,000.00	$1,010.60	$5.37	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$1,013.63	$2.54	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6
Actual	$1,000.00	$1,014.68	$1.78	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$1,014.36	$3.55	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

Please see footnote on page 30.

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	27

Target 2030 Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,030.79	$4.20	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.07	$4.18	0.82%
Class C
Actual	$1,000.00	$1,026.58	$8.02	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.98	1.57%
Class R
Actual	$1,000.00	$1,029.93	$5.47	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.07%
Class R4
Actual	$1,000.00	$1,032.44	$2.61	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Class R6
Actual	$1,000.00	$1,032.78	$1.84	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84	0.36%
Administrator Class
Actual	$1,000.00	$1,031.76	$3.64	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.62	0.71%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,046.96	$4.28	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class R
Actual	$1,000.00	$1,046.30	$5.57	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$1,048.67	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,049.58	$1.91	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,047.31	$3.72	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

Please see footnote on page 30.

28	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,060.99	$4.31	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class C
Actual	$1,000.00	$1,056.88	$8.19	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$1,059.24	$5.61	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$1,062.43	$2.70	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,062.82	$1.92	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,061.37	$3.74	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,070.13	$4.33	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class R
Actual	$1,000.00	$1,067.94	$5.62	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.77	$5.49	1.08%
Class R4
Actual	$1,000.00	$1,071.60	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,071.78	$1.93	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,070.05	$3.76	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

Please see footnote on page 30.

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	29

Target 2050 Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,073.42	$4.34	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class C
Actual	$1,000.00	$1,069.63	$8.24	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$1,072.88	$5.65	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.51	1.08%
Class R4
Actual	$1,000.00	$1,075.84	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,075.90	$1.94	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,073.93	$3.76	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,073.16	$4.34	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class R
Actual	$1,000.00	$1,070.65	$5.64	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$1,073.98	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,074.63	$1.93	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,073.76	$3.76	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

Please see footnote on page 30.

30	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2060 Fund	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,074.04	$4.34	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class C
Actual	$1,000.00	$1,070.20	$8.24	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$1,072.43	$5.64	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$1,074.97	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,076.85	$1.94	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,075.08	$3.77	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolios of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	31

TARGET TODAY FUND

Security name	Value

Investment Companies: 100.30%

Affiliated Master Portfolios: 100.30%
Wells Fargo Diversified Fixed Income Portfolio	$188,907,168
Wells Fargo Diversified Stock Portfolio	64,482,994
Wells Fargo Short-Term Investment Portfolio	167,306,648

Total Investment Companies (Cost $399,171,043)	420,696,810

Total investments in securities (Cost $399,171,043) *	100.30%	420,696,810
Other assets and liabilities, net	(0.30)	(1,267,023)

Total net assets	100.00%	$419,429,787

*	Cost for federal income tax purposes is $400,203,750 and unrealized gains (losses) consists of:
	Gross unrealized gains	$20,493,060
	Gross unrealized losses	0

	Net unrealized gains	$20,493,060

TARGET 2010 FUND

Security name	Value

Investment Companies: 100.35%

Affiliated Master Portfolios: 100.35%
Wells Fargo Diversified Fixed Income Portfolio	$119,860,365
Wells Fargo Diversified Stock Portfolio	40,452,933
Wells Fargo Short-Term Investment Portfolio	83,504,088

Total Investment Companies (Cost $207,541,227)	243,817,386

Total investments in securities (Cost $207,541,227) *	100.35%	243,817,386
Other assets and liabilities, net	(0.35)	(843,235)

Total net assets	100.00%	$242,974,151

*	Cost for federal income tax purposes is $216,268,249 and unrealized gains (losses) consists of:
	Gross unrealized gains	$27,549,137
	Gross unrealized losses	0

	Net unrealized gains	$27,549,137

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—February 28, 2017

TARGET 2015 FUND

Security name	Value

Investment Companies: 100.32%

Affiliated Master Portfolios: 100.32%
Wells Fargo Diversified Fixed Income Portfolio	$185,911,703
Wells Fargo Diversified Stock Portfolio	67,527,682
Wells Fargo Short-Term Investment Portfolio	55,478,791

Total Investment Companies (Cost $261,964,223)	308,918,176

Total investments in securities (Cost $261,964,223) *	100.32%	308,918,176
Other assets and liabilities, net	(0.32)	(991,344)

Total net assets	100.00%	$307,926,832

*	Cost for federal income tax purposes is $262,484,019 and unrealized gains (losses) consists of:
	Gross unrealized gains	$46,434,157
	Gross unrealized losses	0

	Net unrealized gains	$46,434,157

TARGET 2020 FUND

Security name	Value

Investment Companies: 100.62%

Affiliated Master Portfolios: 100.62%
Wells Fargo Diversified Fixed Income Portfolio	$939,619,926
Wells Fargo Diversified Stock Portfolio	439,077,058
Wells Fargo Short-Term Investment Portfolio	56,751,574

Total Investment Companies (Cost $1,268,638,833)	1,435,448,558

Total investments in securities (Cost $1,268,638,833) *	100.62%	1,435,448,558
Other assets and liabilities, net	(0.62)	(8,866,878)

Total net assets	100.00%	$1,426,581,680

*	Cost for federal income tax purposes is $1,283,576,306 and unrealized gains (losses) consists of:
	Gross unrealized gains	$151,872,252
	Gross unrealized losses	0

	Net unrealized gains	$151,872,252

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	33

TARGET 2025 FUND

Security name	Value

Investment Companies: 100.37%

Affiliated Master Portfolios: 100.37%
Wells Fargo Diversified Fixed Income Portfolio	$464,928,354
Wells Fargo Diversified Stock Portfolio	357,839,929
Wells Fargo Short-Term Investment Portfolio	33,776,655

Total Investment Companies (Cost $651,324,135)	856,544,938

Total investments in securities (Cost $651,324,135) *	100.37%	856,544,938
Other assets and liabilities, net	(0.37)	(3,146,927)

Total net assets	100.00%	$853,398,011

*	Cost for federal income tax purposes is $651,894,058 and unrealized gains (losses) consists of:
	Gross unrealized gains	$204,650,880
	Gross unrealized losses	0

	Net unrealized gains	$204,650,880

TARGET 2030 FUND

Security name	Value

Investment Companies: 100.46%

Affiliated Master Portfolios: 100.46%
Wells Fargo Diversified Fixed Income Portfolio	$644,323,921
Wells Fargo Diversified Stock Portfolio	923,061,006
Wells Fargo Short-Term Investment Portfolio	64,115,446

Total Investment Companies (Cost $1,392,885,357)	1,631,500,373

Total investments in securities (Cost $1,392,885,357) *	100.46%	1,631,500,373
Other assets and liabilities, net	(0.46)	(7,447,280)

Total net assets	100.00%	$1,624,053,093

*	Cost for federal income tax purposes is $1,401,360,676 and unrealized gains (losses) consists of:
	Gross unrealized gains	$230,139,697
	Gross unrealized losses	0

	Net unrealized gains	$230,139,697

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—February 28, 2017

TARGET 2035 FUND

Security name	Value

Investment Companies: 100.52%

Affiliated Master Portfolios: 100.52%
Wells Fargo Diversified Fixed Income Portfolio	$197,630,899
Wells Fargo Diversified Stock Portfolio	513,200,543
Wells Fargo Short-Term Investment Portfolio	28,987,324

Total Investment Companies (Cost $611,072,993)	739,818,766

Total investments in securities (Cost $611,072,993) *	100.52%	739,818,766
Other assets and liabilities, net	(0.52)	(3,836,149)

Total net assets	100.00%	$735,982,617

*	Cost for federal income tax purposes is $610,402,925 and unrealized gains (losses) consists of:
	Gross unrealized gains	$129,415,841
	Gross unrealized losses	0

	Net unrealized gains	$129,415,841

TARGET 2040 FUND

Security name	Value

Investment Companies: 100.48%

Affiliated Master Portfolios: 100.48%
Wells Fargo Diversified Fixed Income Portfolio	$212,922,169
Wells Fargo Diversified Stock Portfolio	1,041,707,891
Wells Fargo Short-Term Investment Portfolio	51,033,897

Total Investment Companies (Cost $1,108,101,958)	1,305,663,957

Total investments in securities (Cost $1,108,101,958) *	100.48%	1,305,663,957
Other assets and liabilities, net	(0.48)	(6,211,865)

Total net assets	100.00%	$1,299,452,092

*	Cost for federal income tax purposes is $1,112,086,521 and unrealized gains (losses) consists of:
	Gross unrealized gains	$193,577,436
	Gross unrealized losses	0

	Net unrealized gains	$193,577,436

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	35

TARGET 2045 FUND

Security name	Value

Investment Companies: 100.56%

Affiliated Master Portfolios: 100.56%
Wells Fargo Diversified Fixed Income Portfolio	$44,950,467
Wells Fargo Diversified Stock Portfolio	422,816,085
Wells Fargo Short-Term Investment Portfolio	18,994,336

Total Investment Companies (Cost $416,397,795)	486,760,888

Total investments in securities (Cost $416,397,795) *	100.56%	486,760,888
Other assets and liabilities, net	(0.56)	(2,723,943)

Total net assets	100.00%	$484,036,945

*	Cost for federal income tax purposes is $415,175,954 and unrealized gains (losses) consists of:
	Gross unrealized gains	$71,584,934
	Gross unrealized losses	0

	Net unrealized gains	$71,584,934

TARGET 2050 FUND

Security name	Value

Investment Companies: 100.43%

Affiliated Master Portfolios: 100.43%
Wells Fargo Diversified Fixed Income Portfolio	$44,128,706
Wells Fargo Diversified Stock Portfolio	648,250,757
Wells Fargo Short-Term Investment Portfolio	28,093,758

Total Investment Companies (Cost $568,782,909)	720,473,221

Total investments in securities (Cost $568,782,909) *	100.43%	720,473,221
Other assets and liabilities, net	(0.43)	(3,075,159)

Total net assets	100.00%	$717,398,062

*	Cost for federal income tax purposes is $568,316,198 and unrealized gains (losses) consists of:
	Gross unrealized gains	$152,157,023
	Gross unrealized losses	0

	Net unrealized gains	$152,157,023

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—February 28, 2017

TARGET 2055 FUND

Security name	Value

Investment Companies: 100.60%

Affiliated Master Portfolios: 100.60%
Wells Fargo Diversified Fixed Income Portfolio	$7,717,105
Wells Fargo Diversified Stock Portfolio	115,718,641
Wells Fargo Short-Term Investment Portfolio	5,008,345

Total Investment Companies (Cost $115,084,581)	128,444,091

Total investments in securities (Cost $115,084,581) *	100.60%	128,444,091
Other assets and liabilities, net	(0.60)	(770,611)

Total net assets	100.00%	$127,673,480

*	Cost for federal income tax purposes is $113,688,579 and unrealized gains (losses) consists of:
	Gross unrealized gains	$14,755,512
	Gross unrealized losses	0

	Net unrealized gains	$14,755,512

TARGET 2060 FUND

Security name	Value

Investment Companies: 100.10%

Affiliated Master Portfolios: 100.10%
Wells Fargo Diversified Fixed Income Portfolio	$1,469,805
Wells Fargo Diversified Stock Portfolio	22,039,855
Wells Fargo Short-Term Investment Portfolio	953,893

Total Investment Companies (Cost $25,831,222)	24,463,553

Total investments in securities (Cost $25,831,222) *	100.10%	24,463,553
Other assets and liabilities, net	(0.10)	(25,231)

Total net assets	100.00%	$24,438,322

*	Cost for federal income tax purposes is $25,754,893 and unrealized gains (losses) consists of:
	Gross unrealized gains	$0
	Gross unrealized losses	(1,291,340)

	Net unrealized losses	$(1,291,340)

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

38	Wells Fargo Dow Jones Target Date Funds	Statements of assets and liabilities—February 28, 2017

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$420,696,810	$243,817,386	$308,918,176	$1,435,448,558
Receivable for Fund shares sold	3,379,095	152,859	1,257,007	2,520,699
Receivable from manager	0	0	0	0
Prepaid expenses and other assets	46,048	38,529	31,583	53,547

Total assets	424,121,953	244,008,774	310,206,766	1,438,022,804

Liabilities
Payable for Fund shares redeemed	4,549,976	940,258	2,170,650	11,012,095
Management fee payable	17,663	8,787	11,375	123,494
Distribution fees payable	1,625	1,027	7	3,972
Administration fees payable	30,855	19,884	20,569	93,398
Accrued expenses and other liabilities	92,047	64,667	77,333	208,165

Total liabilities	4,692,166	1,034,623	2,279,934	11,441,124

Total net assets	$419,429,787	$242,974,151	$307,926,832	$1,426,581,680

NET ASSETS CONSIST OF
Paid-in capital	$395,263,573	$211,015,136	$254,392,682	$1,245,977,663
Undistributed (overdistributed) net investment income	(930,686)	(694,475)	(1,147,289)	(5,252,741)
Accumulated net realized gains (losses) on investments	3,571,133	(3,622,669)	7,727,486	19,047,033
Net unrealized gains (losses) on investments	21,525,767	36,276,159	46,953,953	166,809,725

Total net assets	$419,429,787	$242,974,151	$307,926,832	$1,426,581,680

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$55,964,630	$60,236,561	$54,769,595	$218,652,025
Shares outstanding – Class A1	5,299,732	4,852,742	5,414,073	14,706,086
Net asset value per share – Class A	$10.56	$12.41	$10.12	$14.87
Maximum offering price per share – Class A2	$11.20	$13.17	$10.74	$15.78
Net assets – Class C	$2,821,971	$1,760,803	N/A	$6,712,779
Shares outstanding – Class C1	262,123	140,221	N/A	455,241
Net asset value per share – Class C	$10.77	$12.56	N/A	$14.75
Net assets – Class R	$32,197	$53,046	$36,568	$321,276
Shares outstanding – Class R1	3,059	4,301	3,565	21,694
Net asset value per share – Class R	$10.53	$12.33	$10.26	$14.81
Net assets – Class R4	$248,734,306	$48,884,666	$105,773,101	$357,823,336
Share outstanding – Class R4[1]	23,019,143	3,896,723	10,410,276	23,622,067
Net asset value per share – Class R4	$10.81	$12.55	$10.16	$15.15
Net assets – Class R6	$72,643,052	$82,473,667	$125,437,544	$645,236,948
Shares outstanding – Class R6[1]	6,740,310	6,579,031	12,357,066	42,620,127
Net asset value per share – Class R6	$10.78	$12.54	$10.15	$15.14
Net assets – Administrator Class	$39,233,631	$49,565,408	$21,910,024	$197,835,316
Shares outstanding – Administrator Class[1]	3,638,110	3,950,247	2,128,907	13,107,783
Net asset value per share – Administrator Class	$10.78	$12.55	$10.29	$15.09

Investments in affiliated Master Portfolios, at cost	$399,171,043	$207,541,227	$261,964,223	$1,268,638,833

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	39

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$856,544,938	$1,631,500,373	$739,818,766	$1,305,663,957	$486,760,888	$720,473,221	$128,444,091	$24,463,553
2,746,875	4,287,270	2,938,293	2,680,912	2,224,819	3,172,027	2,385,961	444,161
0	0	0	0	0	0	0	9,572
83,994	53,347	39,691	51,779	35,494	39,090	38,790	21,533

859,375,807	1,635,840,990	742,796,750	1,308,396,648	489,021,201	723,684,338	130,868,842	24,938,819

5,716,169	11,288,975	6,579,683	8,527,567	4,831,248	6,065,216	3,153,461	471,389
67,407	150,961	64,022	126,305	36,094	59,899	233	0
116	2,841	32	2,815	8	701	8	168
54,751	109,289	47,605	90,287	29,812	43,878	6,697	1,267
139,353	235,831	122,791	197,582	87,094	116,582	34,963	27,673

5,977,796	11,787,897	6,814,133	8,944,556	4,984,256	6,286,276	3,195,362	500,497

$853,398,011	$1,624,053,093	$735,982,617	$1,299,452,092	$484,036,945	$717,398,062	$127,673,480	$24,438,322

$615,994,662	$1,349,274,065	$582,431,441	$1,066,777,692	$397,837,914	$538,074,468	$114,688,225	$25,935,904
(3,499,335)	(2,736,262)	(789,308)	(1,456,786)	(261,090)	(1,048,939)	79,043	23,529
35,681,881	38,900,274	25,594,711	36,569,187	16,097,028	28,682,221	(453,298)	(153,442)
205,220,803	238,615,016	128,745,773	197,561,999	70,363,093	151,690,312	13,359,510	(1,367,669)

$853,398,011	$1,624,053,093	$735,982,617	$1,299,452,092	$484,036,945	$717,398,062	$127,673,480	$24,438,322

$140,427,695	$230,043,730	$127,293,995	$218,688,574	$70,569,744	$64,356,270	$9,270,290	$671,204
13,395,272	13,772,338	11,312,890	11,257,464	5,926,190	5,645,179	666,617	62,791
$10.48	$16.70	$11.25	$19.43	$11.91	$11.40	$13.91	$10.69
$11.12	$17.72	$11.94	$20.62	$12.64	$12.10	$14.76	$11.34
N/A	$4,630,444	N/A	$4,782,085	N/A	$1,217,874	N/A	$252,002
N/A	285,059	N/A	262,889	N/A	107,230	N/A	23,529
N/A	$16.24	N/A	$18.19	N/A	$11.36	N/A	$10.71
$610,351	$904,062	$171,138	$394,319	$41,892	$34,288	$40,300	$126,935
58,158	54,269	15,124	20,364	3,478	3,001	2,928	12,049
$10.49	$16.66	$11.32	$19.36	$12.04	$11.43	$13.76	$10.53
$274,638,821	$507,587,474	$240,024,788	$388,621,613	$151,999,383	$243,338,511	$43,146,985	$6,443,151
26,102,810	29,942,523	21,299,509	19,571,128	12,711,465	21,258,656	3,094,452	591,935
$10.52	$16.95	$11.27	$19.86	$11.96	$11.45	$13.94	$10.88
$372,100,909	$618,551,003	$317,594,207	$489,693,031	$219,921,834	$287,422,776	$65,515,678	$12,518,173
35,393,296	36,526,805	28,186,044	24,668,088	18,428,160	25,126,168	4,708,306	1,153,076
$10.51	$16.93	$11.27	$19.85	$11.93	$11.44	$13.91	$10.86
$65,620,235	$262,336,380	$50,898,489	$197,272,470	$41,504,092	$121,028,343	$9,700,227	$4,426,857
6,221,682	15,483,974	4,503,544	9,952,110	3,456,356	10,606,569	697,401	412,245
$10.55	$16.94	$11.30	$19.82	$12.01	$11.41	$13.91	$10.74

$651,324,135	$1,392,885,357	$611,072,993	$1,108,101,958	$416,397,795	$568,782,909	$115,084,581	$25,831,222

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Dow Jones Target Date Funds	Statements of operations—year ended February 28, 2017

	Target Today Fund		Target 2010 Fund		Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$8,801,890		$5,772,673		$10,424,033	$35,505,985
Dividends allocated from affiliated Master Portfolios**	1,875,557		1,327,261		2,859,294	14,660,331
Affiliated income allocated from affiliated Master Portfolios	84,138		53,278		83,747	445,947
Securities lending income allocated from affiliated Master Portfolios	53,095		37,741		80,538	404,367
Other income and other income allocated from affiliated Master Portfolios	2,786		1,703		2,439	11,513
Expenses allocated from affiliated Master Portfolios	(910,058)		(580,540)		(980,207)	(3,721,713)

Total investment income	9,907,408		6,612,116		12,469,844	47,306,430

Expenses
Management fee	1,188,770		746,149		1,198,201	4,491,254
Administration fees
Class A	132,914		136,765		140,984	482,519
Class B	4	[1]	48	[1]	N/A	54	[1]
Class C	6,114		4,138		N/A	14,353
Class R	63		112		88	896
Class R4	214,346		50,348		95,480	325,170
Class R6	61,131		48,873		93,120	340,385
Administrator Class	73,381		104,075		132,825	607,735
Shareholder servicing fees
Class A	158,231		162,815		167,838	574,427
Class B	4	[1]	57	[1]	N/A	65	[1]
Class C	7,278		4,926		N/A	17,087
Class R	75		133		105	1,066
Class R4	267,933		62,723		119,350	405,937
Administrator Class	141,118		199,908		255,086	1,166,796
Distribution fees
Class B	14	[1]	172	[1]	N/A	194	[1]
Class C	21,835		14,778		N/A	51,261
Class R	75		133		105	1,066
Custody and accounting fees	24,082		14,238		24,255	86,000
Professional fees	36,920		35,277		38,011	38,610
Registration fees	93,601		83,892		99,010	107,788
Shareholder report expenses	45,596		39,573		53,739	89,746
Trustees’ fees and expenses	23,050		23,046		23,050	23,148
Other fees and expenses	16,154		12,289		17,254	41,775

Total expenses	2,512,689		1,744,468		2,458,501	8,867,332
Less: Fee waivers and/or expense reimbursements	(713,519)		(432,487)		(615,925)	(1,340,460)

Net expenses	1,799,170		1,311,981		1,842,576	7,526,872

Net investment income	8,108,238		5,300,135		10,627,268	39,779,558

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transactions allocated from affiliated Master Portfolios	19,448,165		17,262,849		31,119,358	156,680,560
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(6,228,835)		(6,339,716)		(8,924,342)	(34,503,411)

Net realized and unrealized gains (losses) on investments	13,219,330		10,923,133		22,195,016	122,177,149

Net increase in net assets resulting from operations	$21,327,568		$16,223,268		$32,822,284	$161,956,707

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$56,323		$38,172		$76,540	$255,353
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$101,961		$73,378		$158,792	$802,122

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2017	Wells Fargo Dow Jones Target Date Funds	41

Target 2025 Fund	Target 2030 Fund		Target 2035 Fund	Target 2040 Fund		Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$25,235,094	$23,115,951		$7,861,383	$7,332,848		$1,753,105	$2,182,005	$403,054	$20,451
18,739,288	29,864,804		18,197,335	30,733,708		13,334,910	23,772,761	4,383,977	165,633
253,263	450,038		191,394	319,559		114,516	166,495	29,662	5,649
511,251	806,007		487,758	821,285		354,692	634,413	116,079	3,898
8,409	16,769		8,679	15,471		6,275	9,168	1,519	242
(3,275,470)	(4,086,538)		(2,037,920)	(3,055,371)		(1,222,003)	(2,086,583)	(387,618)	(20,041)

41,471,835	50,167,031		24,708,629	36,167,500		14,341,495	24,678,259	4,546,673	175,832

3,979,043	4,934,827		2,465,902	3,687,989		1,476,796	2,531,919	470,420	23,180

342,533	490,146		292,721	448,612		161,160	131,146	19,959	660
N/A	58	[1]	N/A	109	[1]	N/A	N/A	N/A	N/A
N/A	10,122		N/A	10,034		N/A	2,204	N/A	466
1,325	1,919		265	687		73	80	108	232
220,439	423,061		185,736	320,661		112,663	192,277	27,770	2,276
381,645	368,409		205,581	274,775		123,736	232,763	51,523	1,693
361,505	612,811		228,794	401,009		140,839	242,059	24,960	3,189

407,778	583,508		348,477	534,062		191,857	156,126	23,761	786
N/A	69	[1]	N/A	129	[1]	N/A	N/A	N/A	N/A
N/A	12,050		N/A	11,945		N/A	2,624	N/A	554
1,577	2,285		316	818		87	96	129	277
275,343	527,896		231,951	399,769		140,829	239,851	34,713	2,845
694,764	1,177,462		439,723	770,447		270,843	465,136	48,001	6,134

N/A	206	[1]	N/A	388	[1]	N/A	N/A	N/A	N/A
N/A	36,151		N/A	35,835		N/A	7,872	N/A	1,663
1,577	2,285		316	818		87	96	129	277
76,242	94,317		46,520	70,939		29,460	48,113	10,518	2,365
34,847	38,679		37,617	37,390		37,752	37,686	34,912	32,552
78,679	95,951		103,419	92,925		100,302	106,919	88,290	101,543
84,713	106,241		81,632	93,393		58,177	75,340	29,598	11,486
23,440	23,046		23,050	24,685		25,638	15,596	16,217	17,328
27,601	47,819		25,481	37,779		18,940	24,353	8,882	10,706

6,993,051	9,589,318		4,717,501	7,255,198		2,889,239	4,512,256	889,890	220,212
(1,163,801)	(1,211,251)		(587,168)	(763,470)		(435,484)	(602,330)	(243,875)	(179,601)

5,829,250	8,378,067		4,130,333	6,491,728		2,453,755	3,909,926	646,015	40,611

35,642,585	41,788,964		20,578,296	29,675,772		11,887,740	20,768,333	3,900,658	135,221

155,982,862	285,192,645		159,628,599	281,561,882		114,510,017	178,311,295	30,594,432	3,164,642
8,889,925	3,651,745		19,222,082	28,899,272		20,363,337	61,120,568	13,165,216	(1,311,506)

164,872,787	288,844,390		178,850,681	310,461,154		134,873,354	239,431,863	43,759,648	1,853,136

$200,515,372	$330,633,354		$199,428,977	$340,136,926		$146,761,094	$260,200,196	$47,660,306	$1,988,357

$189,902	$165,229		$56,079	$50,140		$11,474	$14,045	$2,596	$98
$1,052,714	$1,639,742		$1,003,232	$1,681,702		$729,596	$1,320,571	$242,320	$6,209

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Year ended February 28, 2017			Year ended February 29, 2016

Operations
Net investment income			$8,108,238			$8,827,099
Net realized gains on investments			19,448,165			3,450,074
Net change in unrealized gains (losses) on investments			(6,228,835)			(23,144,376)

Net increase (decrease) in net assets resulting from operations			21,327,568			(10,867,203)

Distributions to shareholders from
Net investment income
Class A			(583,927)			(212,385)
Class C			(10,272)			0
Class R			(250)			(39)
Class R4			(3,309,292)			(1,986,228)
Class R6			(1,204,070)			(2,057,136)
Administrator Class			(546,519)			(295,420)
Net realized gains
Class A			(509,224)			(1,208,132)
Class B			0 [1]			(60)
Class C			(24,645)			(50,563)
Class R			(258)			(482)
Class R4			(2,228,868)			(4,742,418)
Class R6			(1,878,874)			(4,034,298)
Administrator Class			(438,853)			(1,109,624)

Total distributions to shareholders			(10,735,052)			(15,696,785)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	246,349		2,631,608	5,647,163		60,339,126
Class C	28,357		310,720	10,570		115,474
Class R	397		4,180	120		1,272
Class R4	3,300,035		36,219,983	3,730,527		40,609,285
Class R6	6,202,776		68,036,987	10,259,626		111,458,455
Administrator Class	792,164		8,623,265	1,204,150		13,090,822
Investor Class	N/A		N/A	414,797	[2]	4,533,435 [2]

			115,826,743			230,147,869

Reinvestment of distributions
Class A	103,641		1,083,760	135,261		1,409,363
Class B	0	[1]	0 [1]	5		60
Class C	3,217		34,356	4,686		49,810
Class R	49		508	50		521
Class R4	517,812		5,538,160	630,358		6,728,633
Class R6	282,767		3,032,839	563,932		6,009,114
Administrator Class	92,160		983,978	131,713		1,401,554

			10,673,601			15,599,055

Please see footnotes on page 43.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	43

	Target Today Fund
	Year ended February 28, 2017		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,450,631)	$(15,543,355)	(818,764)	$(8,571,490)
Class B	(310)[1]	(3,437)[1]	(654)	(7,312)
Class C	(29,507)	(322,360)	(68,466)	(738,149)
Class R	(157)	(1,691)	(1)	(10)
Class R4	(6,307,526)	(68,848,062)	(9,414,225)	(102,232,762)
Class R6	(22,670,955)	(246,443,613)	(9,625,506)	(104,577,784)
Administrator Class	(3,068,548)	(33,333,515)	(4,542,886)	(49,322,402)
Investor Class	N/A	N/A	(6,369,254)[2]	(69,335,370)[2]

		(364,496,033)		(334,785,279)

Net decrease in net assets resulting from capital share transactions		(237,995,689)		(89,038,355)

Total decrease in net assets		(227,403,173)		(115,602,343)

Net assets
Beginning of period		646,832,960		762,435,303

End of period		$419,429,787		$646,832,960

Overdistributed net investment income		$(930,686)		$(954,532)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Year ended February 28, 2017			Year ended February 29, 2016

Operations
Net investment income			$5,300,135			$7,103,709
Net realized gains on investments			17,262,849			9,701,380
Net change in unrealized gains (losses) on investments			(6,339,716)			(26,828,269)

Net increase (decrease) in net assets resulting from operations			16,223,268			(10,023,180)

Distributions to shareholders from
Net investment income
Class A			(482,645)			(335,875)
Class B			(34)[1]			(51)
Class C			(2,721)			0
Class R			(297)			(172)
Class R4			(630,636)			(788,009)
Class R6			(1,832,870)			(2,051,024)
Administrator Class			(678,380)			(586,950)
Net realized gains
Class A			(1,034,288)			(3,286,691)
Class B			0 [1]			(1,389)
Class C			(29,911)			(92,831)
Class R			(882)			(2,344)
Class R4			(927,722)			(4,072,646)
Class R6			(2,563,659)			(9,055,541)
Administrator Class			(1,215,342)			(4,393,823)

Total distributions to shareholders			(9,399,387)			(24,667,346)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	320,041		4,005,083	4,221,546		54,786,333
Class B	0	[1]	0 [1]	2,193		29,082
Class C	22,779		286,839	7,041		90,916
Class R	9		113	16		212
Class R4	1,041,548		13,249,443	1,712,102		22,327,468
Class R6	4,547,953		57,992,817	8,059,088		104,895,708
Administrator Class	722,092		9,180,641	1,374,739		17,794,276
Investor Class	N/A		N/A	308,626	[2]	4,041,703 [2]

			84,714,936			203,965,698

Reinvestment of distributions
Class A	120,746		1,496,895	291,606		3,586,673
Class B	3	[1]	34 [1]	116		1,440
Class C	2,527		31,542	7,012		87,152
Class R	96		1,179	206		2,516
Class R4	124,200		1,558,358	390,609		4,860,655
Class R6	340,421		4,277,373	878,628		10,935,710
Administrator Class	148,875		1,866,250	400,560		4,980,773

			9,231,631			24,454,919

Please see footnotes on page 45.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	45

	Target 2010 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,120,538)	$(14,076,865)	(1,013,261)	$(12,776,658)
Class B	(2,486)[1]	(31,397)[1]	(682)	(9,045)
Class C	(44,856)	(570,911)	(62,410)	(820,797)
Class R	(48)	(608)	(1)	(17)
Class R4	(2,965,131)	(37,697,012)	(7,588,790)	(97,975,580)
Class R6	(14,486,651)	(183,122,305)	(6,669,142)	(86,398,389)
Administrator Class	(4,298,183)	(54,267,295)	(7,050,419)	(91,816,190)
Investor Class	N/A	N/A	(4,828,884)[2]	(63,153,213)[2]

		(289,766,393)		(352,949,889)

Net decrease in net assets resulting from capital share transactions		(195,819,826)		(124,529,272)

Total decrease in net assets		(188,995,945)		(159,219,798)

Net assets
Beginning of period		431,970,096		591,189,894

End of period		$242,974,151		$431,970,096

Overdistributed net investment income		$(694,475)		$(974,071)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

Operations
Net investment income		$10,627,268		$14,276,725
Net realized gains on investments		31,119,358		4,048,645
Net change in unrealized gains (losses) on investments		(8,924,342)		(37,431,296)

Net increase (decrease) in net assets resulting from operations		32,822,284		(19,105,926)

Distributions to shareholders from
Net investment income
Class A		(664,158)		(20,228)
Class R		(317)		(329)
Class R4		(1,501,134)		(1,703,828)
Class R6		(4,179,131)		(4,784,541)
Administrator Class		(1,183,112)		(1,475,155)
Investor Class		N/A		(758,997)[1]
Net realized gains
Class A		(979,508)		(1,573,386)
Class R		(591)		(859)
Class R4		(1,921,730)		(2,323,259)
Class R6		(5,490,488)		(6,760,642)
Administrator Class		(1,670,852)		(2,256,193)

Total distributions to shareholders		(17,591,021)		(21,657,417)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	472,706	4,872,068	9,344,836	94,779,977
Class R	66	681	67	686
Class R4	3,281,066	33,966,649	2,312,239	23,537,215
Class R6	8,730,425	90,017,825	12,758,792	129,474,281
Administrator Class	1,191,525	12,386,745	1,888,382	19,442,817
Investor Class	N/A	N/A	908,576 [1]	9,440,796 [1]

		141,243,968		276,675,772

Reinvestment of distributions
Class A	162,003	1,635,999	160,134	1,584,498
Class R	89	908	117	1,188
Class R4	337,377	3,422,864	401,199	4,027,087
Class R6	921,605	9,365,745	1,109,939	11,115,010
Administrator Class	277,370	2,844,581	366,890	3,726,803
Investor Class	N/A	N/A	73,227 [1]	758,463 [1]

		17,270,097		21,213,049

Payment for shares redeemed
Class A	(2,799,861)	(28,769,893)	(2,112,945)	(20,902,388)
Class R	(792)	(8,129)	(708)	(6,979)
Class R4	(6,077,465)	(62,298,002)	(7,113,750)	(72,406,836)
Class R6	(34,369,025)	(348,220,043)	(17,178,318)	(174,145,663)
Administrator Class	(11,547,122)	(118,243,491)	(7,909,252)	(81,427,388)
Investor Class	N/A	N/A	(11,199,953)[1]	(115,605,930)[1]

		(557,539,558)		(464,495,184)

Net decrease in net assets resulting from capital share transactions		(399,025,493)		(166,606,363)

Total decrease in net assets		(383,794,230)		(207,369,706)

Net assets
Beginning of period		691,721,062		899,090,768

End of period		$307,926,832		$691,721,062

Overdistributed net investment income		$(1,147,289)		$(1,607,902)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	47

	Target 2020 Fund
	Year ended February 28, 2017			Year ended February 29, 2016

Operations
Net investment income			$39,779,558			$47,559,500
Net realized gains on investments			156,680,560			25,796,388
Net change in unrealized gains (losses) on investments			(34,503,411)			(170,875,058)

Net increase (decrease) in net assets resulting from operations			161,956,707			(97,519,170)

Distributions to shareholders from
Net investment income
Class A			(2,619,472)			(1,204,855)
Class B			(87)[1]			(108)
Class C			(38,178)			(6,481)
Class R			(4,251)			(2,560)
Class R4			(5,634,274)			(6,107,482)
Class R6			(16,606,485)			(13,668,753)
Administrator Class			(6,009,682)			(5,002,528)
Investor Class			N/A			(494,020)[2]
Net realized gains
Class A			(3,151,261)			(6,049,652)
Class B			0 [1]			(1,139)
Class C			(99,187)			(138,075)
Class R			(6,324)			(10,129)
Class R4			(5,485,709)			(12,325,852)
Class R6			(17,730,052)			(27,705,228)
Administrator Class			(6,409,366)			(13,559,585)

Total distributions to shareholders			(63,794,328)			(86,276,447)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	1,077,052		15,995,960	13,749,128		204,800,204
Class C	145,106		2,155,858	186,108		2,690,829
Class R	3,506		52,543	1,560		22,804
Class R4	7,912,329		120,262,004	8,587,505		129,528,210
Class R6	29,579,390		448,662,128	25,570,337		385,301,666
Administrator Class	4,539,800		68,331,350	6,631,029		99,603,642
Investor Class	N/A		N/A	1,084,475	[2]	16,500,298 [2]

			655,459,843			838,447,653

Reinvestment of distributions
Class A	385,483		5,674,858	498,070		7,153,660
Class B	6	[1]	87 [1]	87		1,247
Class C	8,796		128,190	9,259		132,096
Class R	722		10,575	881		12,689
Class R4	741,202		11,119,983	1,252,971		18,433,334
Class R6	2,223,824		33,407,112	2,737,761		40,176,324
Administrator Class	824,099		12,315,923	1,267,785		18,559,644
Investor Class	N/A		N/A	32,029	[2]	494,020 [2]

			62,656,728			84,963,014

Please see footnotes on page 48.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(3,011,707)	$(44,676,552)	(2,245,750)	$(32,588,487)
Class B	(2,821)[1]	(41,676)[1]	(4,357)	(63,797)
Class C	(149,522)	(2,211,488)	(107,814)	(1,567,416)
Class R	(11,485)	(168,905)	(22,506)	(336,340)
Class R4	(13,315,739)	(201,266,768)	(31,392,856)	(469,564,323)
Class R6	(66,534,662)	(998,627,589)	(22,890,031)	(342,653,004)
Administrator Class	(28,809,682)	(431,422,845)	(14,750,039)	(220,778,164)
Investor Class	N/A	N/A	(14,268,341)[2]	(215,721,640)[2]

		(1,678,415,823)		(1,283,273,171)

Net decrease in net assets resulting from capital share transactions		(960,299,252)		(359,862,504)

Total decrease in net assets		(862,136,873)		(543,658,121)

Net assets
Beginning of period		2,288,718,553		2,832,376,674

End of period		$1,426,581,680		$2,288,718,553

Overdistributed net investment income		$(5,252,741)		$(3,754,490)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	49

	Target 2025 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

Operations
Net investment income		$35,642,585		$42,396,222
Net realized gains on investments		155,982,862		31,965,590
Net change in unrealized gains (losses) on investments		8,889,925		(199,079,376)

Net increase (decrease) in net assets resulting from operations		200,515,372		(124,717,564)

Distributions to shareholders from
Net investment income
Class A		(2,306,156)		(42,829)
Class R		(7,276)		(5,968)
Class R4		(4,717,186)		(3,638,272)
Class R6		(18,967,324)		(18,652,274)
Administrator Class		(4,708,394)		(3,011,839)
Investor Class		N/A		(1,645,710)[1]
Net realized gains
Class A		(2,361,873)		(5,365,512)
Class R		(9,422)		(22,403)
Class R4		(4,472,260)		(7,078,806)
Class R6		(24,192,306)		(35,607,376)
Administrator Class		(4,706,783)		(7,606,102)

Total distributions to shareholders		(66,448,980)		(82,677,091)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,513,892	15,681,305	22,964,538	237,832,127
Class R	2,822	29,361	7,103	73,345
Class R4	8,631,979	90,459,627	7,138,606	74,121,001
Class R6	27,490,150	286,244,401	32,385,111	335,503,479
Administrator Class	4,209,931	43,679,906	5,348,130	55,738,366
Investor Class	N/A	N/A	3,079,689 [1]	32,431,424 [1]

		436,094,600		735,699,742

Reinvestment of distributions
Class A	446,066	4,593,108	537,272	5,363,185
Class R	1,620	16,698	2,814	28,371
Class R4	889,379	9,189,446	1,057,076	10,717,065
Class R6	4,035,204	41,802,977	5,206,467	52,679,324
Administrator Class	909,253	9,408,063	1,041,420	10,562,155
Investor Class	N/A	N/A	157,908 [1]	1,643,604 [1]

		65,010,292		80,993,704

Payment for shares redeemed
Class A	(6,507,824)	(67,704,631)	(5,857,457)	(57,909,133)
Class R	(31,107)	(319,792)	(21,481)	(219,125)
Class R4	(11,942,981)	(124,035,573)	(15,075,663)	(156,694,774)
Class R6	(140,764,802)	(1,457,629,379)	(31,284,459)	(321,990,675)
Administrator Class	(29,281,475)	(303,427,237)	(8,684,086)	(89,814,734)
Investor Class	N/A	N/A	(26,018,686)[1]	(271,321,720)[1]

		(1,953,116,612)		(897,950,161)

Net decrease in net assets resulting from capital share transactions		(1,452,011,720)		(81,256,715)

Total decrease in net assets		(1,317,945,328)		(288,651,370)

Net assets
Beginning of period		2,171,343,339		2,459,994,709

End of period		$853,398,011		$2,171,343,339

Overdistributed net investment income		$(3,499,335)		$(3,353,031)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Year ended February 28, 2017			Year ended February 29, 2016

Operations
Net investment income			$41,788,964			$49,126,829
Net realized gains on investments			285,192,645			47,166,634
Net change in unrealized gains (losses) on investments			3,651,745			(304,156,369)

Net increase (decrease) in net assets resulting from operations			330,633,354			(207,862,906)

Distributions to shareholders from
Net investment income
Class A			(4,250,699)			(672,323)
Class B			0 [1]			(317)
Class C			(63,295)			(14,221)
Class R			(14,867)			(5,538)
Class R4			(10,858,017)			(9,749,314)
Class R6			(14,022,915)			(17,248,094)
Administrator Class			(8,992,896)			(5,868,441)
Investor Class			N/A			(1,506,020)[2]
Net realized gains
Class A			(3,932,043)			(6,570,826)
Class B			0 [1]			(1,944)
Class C			(87,929)			(130,780)
Class R			(15,488)			(23,231)
Class R4			(8,913,930)			(17,160,046)
Class R6			(23,598,415)			(33,810,493)
Administrator Class			(7,999,829)			(14,132,103)

Total distributions to shareholders			(82,750,323)			(106,893,691)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	1,063,697		17,423,388	13,314,397		218,134,426
Class B	1,321	[1]	21,894 [1]	2,962		47,267
Class C	16,824		268,578	61,971		996,816
Class R	2,851		46,868	24,510		411,423
Class R4	9,056,613		151,196,897	11,129,367		184,411,020
Class R6	22,368,225		371,281,603	30,536,859		503,514,864
Administrator Class	5,648,833		93,336,961	7,079,870		117,060,125
Investor Class	N/A		N/A	1,082,861	[2]	18,302,900 [2]

			633,576,189			1,042,878,841

Reinvestment of distributions
Class A	493,003		8,029,944	451,373		7,108,240
Class B	0	[1]	0 [1]	141		2,195
Class C	8,931		141,623	8,955		137,782
Class R	1,868		30,355	1,822		28,769
Class R4	1,196,727		19,771,947	1,666,294		26,908,961
Class R6	2,210,976		36,707,115	3,085,435		49,653,407
Administrator Class	1,029,012		16,991,572	1,242,049		19,998,935
Investor Class	N/A		N/A	90,457	[2]	1,500,603 [2]

			81,672,556			105,338,892

Please see footnotes on page 51.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	51

	Target 2030 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(2,806,490)	$(45,994,982)	(2,322,835)	$(36,890,791)
Class B	(6,730)[1]	(107,466)[1]	(4,678)	(75,655)
Class C	(55,899)	(883,151)	(58,470)	(938,684)
Class R	(6,765)	(111,328)	(5,557)	(93,587)
Class R4	(13,713,378)	(228,391,107)	(31,558,785)	(514,470,177)
Class R6	(71,624,029)	(1,201,710,967)	(19,005,059)	(311,167,043)
Administrator Class	(23,620,555)	(392,144,183)	(13,317,134)	(219,101,625)
Investor Class	N/A	N/A	(13,797,898)[2]	(229,181,050)[2]

		(1,869,343,184)		(1,311,918,612)

Net decrease in net assets resulting from capital share transactions		(1,154,094,439)		(163,700,879)

Total decrease in net assets		(906,211,408)		(478,457,476)

Net assets
Beginning of period		2,530,264,501		3,008,721,977

End of period		$1,624,053,093		$2,530,264,501

Overdistributed net investment income		$(2,736,262)		$(2,742,787)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

Operations
Net investment income		$20,578,296		$23,055,848
Net realized gains on investments		159,628,599		26,916,539
Net change in unrealized gains (losses) on investments		19,222,082		(179,695,293)

Net increase (decrease) in net assets resulting from operations		199,428,977		(129,722,906)

Distributions to shareholders from
Net investment income
Class A		(1,962,259)		(301,136)
Class R		(1,558)		(372)
Class R4		(4,088,239)		(3,545,457)
Class R6		(11,397,239)		(10,573,204)
Administrator Class		(2,957,409)		(2,304,817)
Investor Class		N/A		(1,435,192)[1]
Net realized gains
Class A		(2,126,418)		(4,979,880)
Class R		(2,161)		(1,055)
Class R4		(3,964,240)		(6,509,836)
Class R6		(13,329,527)		(19,919,240)
Administrator Class		(3,129,387)		(5,313,366)

Total distributions to shareholders		(42,958,437)		(54,883,555)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,253,704	13,492,027	18,552,591	201,310,133
Class R	9,064	98,311	4,089	42,241
Class R4	6,809,847	74,141,264	6,285,864	68,420,704
Class R6	19,872,642	214,299,770	27,717,560	300,793,731
Administrator Class	3,078,500	33,060,548	4,092,376	44,621,351
Investor Class	N/A	N/A	2,114,487 [1]	23,609,674 [1]

		335,091,920		638,797,834

Reinvestment of distributions
Class A	374,031	4,045,225	505,796	5,237,691
Class R	341	3,719	136	1,427
Class R4	744,052	8,052,479	954,353	10,055,293
Class R6	2,212,469	23,935,961	2,798,657	29,409,827
Administrator Class	560,180	6,086,796	722,417	7,618,183
Investor Class	N/A	N/A	129,844 [1]	1,431,195 [1]

		42,124,180		53,753,616

Payment for shares redeemed
Class A	(4,754,278)	(51,553,434)	(4,767,137)	(48,289,542)
Class R	(1,649)	(18,193)	(47)	(487)
Class R4	(9,351,383)	(100,761,245)	(13,188,251)	(143,959,697)
Class R6	(66,063,881)	(722,366,426)	(17,913,876)	(192,666,848)
Administrator Class	(17,507,773)	(192,188,450)	(6,437,073)	(69,772,390)
Investor Class	N/A	N/A	(20,176,529)[1]	(221,695,444)[1]

		(1,066,887,748)		(676,384,408)

Net increase (decrease) in net assets resulting from capital share transactions		(689,671,648)		16,167,042

Total decrease in net assets		(533,201,108)		(168,439,419)

Net assets
Beginning of period		1,269,183,725		1,437,623,144

End of period		$735,982,617		$1,269,183,725

Overdistributed net investment income		$(789,308)		$(669,842)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	53

	Target 2040 Fund
	Year ended February 28, 2017			Year ended February 29, 2016

Operations
Net investment income			$29,675,772			$34,325,202
Net realized gains on investments			281,561,882			46,674,645
Net change in unrealized gains (losses) on investments			28,899,272			(309,570,864)

Net increase (decrease) in net assets resulting from operations			340,136,926			(228,571,017)

Distributions to shareholders from
Net investment income
Class A			(3,118,747)			(1,363,872)
Class B			(240)[1]			(427)
Class C			(39,836)			(21,203)
Class R			(4,094)			(2,485)
Class R4			(6,907,862)			(8,186,005)
Class R6			(15,908,768)			(14,332,859)
Administrator Class			(4,922,079)			(4,465,866)
Investor Class			N/A			(1,006,626)[2]
Net realized gains
Class A			(3,955,515)			(6,639,292)
Class B			0 [1]			(3,025)
Class C			(92,338)			(155,995)
Class R			(5,844)			(8,919)
Class R4			(7,095,650)			(15,183,244)
Class R6			(19,057,353)			(27,150,983)
Administrator Class			(5,594,910)			(10,413,294)

Total distributions to shareholders			(66,703,236)			(88,934,095)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	750,385		13,850,987	7,832,531		145,840,814
Class B	0	[1]	0 [1]	3,929		71,579
Class C	22,185		384,662	37,287		657,846
Class R	5,024		95,186	10,378		197,802
Class R4	5,991,638		113,545,876	8,084,530		153,528,934
Class R6	16,718,285		314,049,695	22,577,979		425,406,090
Administrator Class	3,806,064		71,124,538	4,962,945		93,999,139
Investor Class	N/A		N/A	818,800	[2]	16,002,580 [2]

			513,050,944			835,704,784

Reinvestment of distributions
Class A	373,738		6,933,608	441,267		7,850,956
Class B	14	[1]	240 [1]	203		3,449
Class C	7,220		126,095	10,060		168,164
Class R	537		9,938	640		11,404
Class R4	740,553		14,003,512	1,271,924		23,369,182
Class R6	1,820,117		34,392,916	2,211,178		40,536,041
Administrator Class	550,579		10,409,892	813,092		14,878,081
Investor Class	N/A		N/A	52,301	[2]	1,003,724 [2]

			65,876,201			87,821,001

Please see footnotes on page 54.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,937,707)	$(35,723,021)	(1,932,220)	$(34,985,826)
Class B	(5,548)[1]	(97,562)[1]	(3,253)	(58,388)
Class C	(60,643)	(1,048,846)	(65,920)	(1,132,401)
Class R	(2,536)	(47,441)	(720)	(13,176)
Class R4	(9,697,443)	(183,790,455)	(20,889,265)	(387,340,331)
Class R6	(48,266,026)	(923,947,920)	(14,202,963)	(266,513,595)
Administrator Class	(13,179,578)	(250,636,949)	(8,504,025)	(159,988,208)
Investor Class	N/A	N/A	(7,811,715)[2]	(148,868,103)[2]

		(1,395,292,194)		(998,900,028)

Net decrease in net assets resulting from capital share transactions		(816,365,049)		(75,374,243)

Total decrease in net assets		(542,931,359)		(392,879,355)

Net assets
Beginning of period		1,842,383,451		2,235,262,806

End of period		$1,299,452,092		$1,842,383,451

Overdistributed net investment income		$(1,456,786)		$(1,075,105)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	55

	Target 2045 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

Operations
Net investment income		$11,887,740		$12,722,827
Net realized gains on investments		114,510,017		16,623,481
Net change in unrealized gains (losses) on investments		20,363,337		(125,041,631)

Net increase (decrease) in net assets resulting from operations		146,761,094		(95,695,323)

Distributions to shareholders from
Net investment income
Class A		(1,166,088)		(268,832)
Class R		(440)		(252)
Class R4		(2,597,632)		(2,188,948)
Class R6		(7,314,597)		(6,523,660)
Administrator Class		(1,885,277)		(1,492,836)
Investor Class		N/A		(837,020)[1]
Net realized gains
Class A		(1,033,575)		(2,771,190)
Class R		(492)		(817)
Class R4		(2,165,894)		(3,688,268)
Class R6		(7,211,828)		(11,238,044)
Administrator Class		(1,659,277)		(3,155,252)

Total distributions to shareholders		(25,035,100)		(32,165,119)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,201,048	13,439,925	10,643,641	119,886,949
Class R	1,044	11,983	251	2,795
Class R4	4,442,172	50,226,606	4,571,380	52,006,760
Class R6	15,704,610	175,212,278	20,456,922	230,687,584
Administrator Class	2,322,405	25,910,378	3,086,451	35,108,254
Investor Class	N/A	N/A	1,568,639 [1]	18,347,423 [1]

		264,801,170		456,039,765

Reinvestment of distributions
Class A	194,607	2,190,289	282,891	3,027,399
Class R	82	932	98	1,069
Class R4	421,613	4,763,526	536,817	5,877,216
Class R6	1,260,571	14,181,842	1,585,167	17,267,672
Administrator Class	312,184	3,542,901	423,857	4,648,064
Investor Class	N/A	N/A	72,282 [1]	836,392 [1]

		24,679,490		31,657,812

Payment for shares redeemed
Class A	(3,119,406)	(34,969,496)	(3,343,560)	(35,251,201)
Class R	(579)	(6,579)	(2)	(18)
Class R4	(5,181,915)	(58,020,514)	(8,821,123)	(101,240,476)
Class R6	(38,859,114)	(444,874,202)	(12,660,032)	(140,410,371)
Administrator Class	(9,816,729)	(113,364,507)	(3,775,671)	(42,382,911)
Investor Class	N/A	N/A	(11,149,642)[1]	(127,553,030)[1]

		(651,235,298)		(446,838,007)

Net increase (decrease) in net assets resulting from capital share transactions		(361,754,638)		40,859,570

Total decrease in net assets		(240,028,644)		(87,000,872)

Net assets
Beginning of period		724,065,589		811,066,461

End of period		$484,036,945		$724,065,589

Undistributed (overdistributed) net investment income		$(261,090)		$142,148

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

Operations
Net investment income		$20,768,333			$23,349,252
Net realized gains on investments		178,311,295			29,896,358
Net change in unrealized gains (losses) on investments		61,120,568			(225,672,734)

Net increase (decrease) in net assets resulting from operations		260,200,196			(172,427,124)

Distributions to shareholders from
Net investment income
Class A		(1,052,438)			(186,145)
Class C		(10,753)			(3,126)
Class R		(570)			(272)
Class R4		(4,811,396)			(4,725,511)
Class R6		(13,860,592)			(13,225,354)
Administrator Class		(3,479,790)			(2,626,389)
Investor Class		N/A			(513,873)[1]
Net realized gains
Class A		(931,850)			(1,825,085)
Class C		(17,124)			(22,958)
Class R		(486)			(847)
Class R4		(3,687,375)			(7,749,938)
Class R6		(14,124,221)			(21,991,674)
Administrator Class		(2,769,054)			(5,482,713)

Total distributions to shareholders		(44,745,649)			(58,353,885)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,073,967	11,452,648	6,951,910		74,657,726
Class C	34,167	367,397	50,243		530,074
Class R	1,294	13,688	521		5,371
Class R4	8,595,718	92,702,362	11,348,069		122,406,849
Class R6	25,211,448	268,725,737	33,537,208		360,894,394
Administrator Class	5,754,148	61,093,379	7,641,132		82,336,166
Investor Class	N/A	N/A	895,669	[1]	9,981,111 [1]

		434,355,211			650,811,691

Reinvestment of distributions
Class A	183,141	1,974,063	196,059		2,006,262
Class C	2,542	27,550	2,416		24,807
Class R	98	1,056	108		1,119
Class R4	786,828	8,498,771	1,191,982		12,475,449
Class R6	2,556,328	27,519,772	3,298,611		34,453,143
Administrator Class	576,210	6,206,033	779,371		8,109,102
Investor Class	N/A	N/A	46,705	[1]	513,287 [1]

		44,227,245			57,583,169

Please see footnote on page 57.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	57

	Target 2050 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,727,222)	$(18,384,264)	(1,176,375)	$(11,926,737)
Class C	(22,857)	(244,462)	(24,531)	(253,785)
Class R	(1,744)	(18,969)	(2)	(29)
Class R4	(10,848,862)	(117,265,781)	(21,529,377)	(225,930,036)
Class R6	(86,275,614)	(948,116,955)	(25,162,016)	(272,468,982)
Administrator Class	(14,966,837)	(162,602,080)	(9,136,641)	(97,702,104)
Investor Class	N/A	N/A	(6,875,405)[1]	(74,811,494)[1]

		(1,246,632,511)		(683,093,167)

Net increase (decrease) in net assets resulting from capital share transactions		(768,050,055)		25,301,693

Total decrease in net assets		(552,595,508)		(205,479,316)

Net assets
Beginning of period		1,269,993,570		1,475,472,886

End of period		$717,398,062		$1,269,993,570

Overdistributed net investment income		$(1,048,939)		$(11,347)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Year ended February 28, 2017		Year ended February 29, 2016

Operations
Net investment income		$3,900,658		$3,348,997
Net realized gains (losses) on investments		30,594,432		(6,950,552)
Net change in unrealized gains (losses) on investments		13,165,216		(21,701,511)

Net increase (decrease) in net assets resulting from operations		47,660,306		(25,303,066)

Distributions to shareholders from
Net investment income
Class A		(165,923)		(29,658)
Class R		(775)		(252)
Class R4		(719,343)		(378,682)
Class R6		(3,141,825)		(2,072,829)
Administrator Class		(380,788)		(152,082)
Investor Class		N/A		(72,053)[1]
Net realized gains
Class A		0		(24,092)
Class R		0		(86)
Class R4		0		(55,238)
Class R6		0		(319,151)
Administrator Class		0		(31,756)

Total distributions to shareholders		(4,408,654)		(3,135,879)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	295,984	3,791,625	1,100,577	13,865,874
Class R	2,272	28,459	1,468	17,944
Class R4	1,821,833	23,608,827	1,763,543	22,488,266
Class R6	10,227,920	130,922,660	9,869,147	124,299,082
Administrator Class	1,273,847	16,263,083	1,127,506	14,089,884
Investor Class	N/A	N/A	320,954 [1]	4,145,234 [1]

		174,614,654		178,906,284

Reinvestment of distributions
Class A	12,712	162,444	4,195	51,885
Class R	61	775	27	338
Class R4	56,009	719,343	34,201	433,920
Class R6	230,120	2,903,253	171,963	2,165,166
Administrator Class	29,767	380,770	14,584	183,838
Investor Class	N/A	N/A	5,667 [1]	71,987 [1]

		4,166,585		2,907,134

Payment for shares redeemed
Class A	(415,288)	(5,349,209)	(374,104)	(4,453,123)
Class R	(3,065)	(39,597)	(191)	(2,112)
Class R4	(1,128,838)	(14,561,489)	(1,979,482)	(25,237,910)
Class R6	(19,725,771)	(262,098,148)	(5,605,399)	(70,687,587)
Administrator Class	(1,881,274)	(24,996,411)	(807,536)	(10,091,281)
Investor Class	N/A	N/A	(938,655)[1]	(11,838,163)[1]

		(307,044,854)		(122,310,176)

Net increase (decrease) in net assets resulting from capital share transactions		(128,263,615)		59,503,242

Total increase (decrease) in net assets		(85,011,963)		31,064,297

Net assets
Beginning of period		212,685,443		181,621,146

End of period		$127,673,480		$212,685,443

Undistributed net investment income		$79,043		$506,259

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	59

	Target 2060 Fund
	Year ended February 28, 2017		Year ended February 29, 2016[1]

Operations
Net investment income		$135,221		$9,249
Net realized gains (losses) on investments		3,164,642		(83,369)
Net change in unrealized gains (losses) on investments		(1,311,506)		(56,163)

Net increase (decrease) in net assets resulting from operations		1,988,357		(130,283)

Distributions to shareholders from
Net investment income
Class A		(3,486)		(1,105)
Class C		(1,567)		0
Class R		(2,177)		(981)
Class R4		(31,389)		0
Class R6		(68,995)		(1,057)
Administrator Class		(26,508)		(2,524)

Total distributions to shareholders		(134,122)		(5,667)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	67,988	679,344	11,519	113,979
Class C	3,964	38,209	19,544	190,494
Class R	2,739	27,102	10,000	100,000
Class R4	680,949	6,938,855	39,373	372,597
Class R6	1,251,361	12,719,457	64,296	622,396
Administrator Class	556,655	5,584,665	58,746	570,470

		25,987,632		1,969,936

Reinvestment of distributions
Class A	351	3,486	120	1,105
Class C	164	1,567	0	0
Class R	232	2,177	106	981
Class R4	3,060	31,389	0	0
Class R6	6,704	68,438	113	1,057
Administrator Class	2,643	26,508	272	2,524

		133,565		5,667

Payment for shares redeemed
Class A	(16,887)	(170,284)	(300)	(2,643)
Class C	(42)	(404)	(101)	(947)
Class R	(1,028)	(10,133)	0	0
Class R4	(113,793)	(1,178,005)	(17,654)	(166,114)
Class R6	(169,020)	(1,736,930)	(378)	(3,576)
Administrator Class	(187,439)	(1,931,014)	(18,632)	(176,713)

		(5,026,770)		(349,993)

Net increase in net assets resulting from capital share transactions		21,094,427		1,625,610

Total increase in net assets		22,948,662		1,489,660

Net assets
Beginning of period		1,489,660		0

End of period		$24,438,322		$1,489,660

Undistributed net investment income		$23,529		$2,283

[1]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$10.41	0.12		0.23	(0.11)	(0.09)	$10.56
Year ended February 29, 2016	$10.81	0.10	[4]	(0.29)	(0.03)	(0.18)	$10.41
Year ended February 28, 2015	$10.85	0.15		0.05	(0.13)	(0.11)	$10.81
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)	$10.84
Class C
Year ended February 28, 2017	$10.63	0.03		0.24	(0.04)	(0.09)	$10.77
Year ended February 29, 2016	$11.08	0.02	[4]	(0.29)	0.00	(0.18)	$10.63
Year ended February 28, 2015	$11.11	0.06	[4]	0.06	(0.04)	(0.11)	$11.08
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)	$11.09
Class R
Year ended February 28, 2017	$10.39	0.09		0.23	(0.09)	(0.09)	$10.53
Year ended February 29, 2016	$10.80	0.07		(0.29)	(0.01)	(0.18)	$10.39
Year ended February 28, 2015	$10.85	0.11		0.06	(0.11)	(0.11)	$10.80
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Year ended February 28, 2017	$10.65	0.14		0.25	(0.14)	(0.09)	$10.81
Year ended February 29, 2016	$11.06	0.14		(0.30)	(0.07)	(0.18)	$10.65
Year ended February 28, 2015	$11.10	0.18		0.06	(0.17)	(0.11)	$11.06
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)	$11.08
Class R6[7]
Year ended February 28, 2017	$10.64	0.17	[4]	0.23	(0.17)	(0.09)	$10.78
Year ended February 29, 2016	$11.05	0.15		(0.29)	(0.09)	(0.18)	$10.64
Year ended February 28, 2015	$11.08	0.19		0.08	(0.19)	(0.11)	$11.05
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)	$11.07
Administrator Class
Year ended February 28, 2017	$10.63	0.13	[4]	0.23	(0.12)	(0.09)	$10.78
Year ended February 29, 2016	$11.03	0.12	[4]	(0.29)	(0.05)	(0.18)	$10.63
Year ended February 28, 2015	$11.07	0.16		0.06	(0.15)	(0.11)	$11.03
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)	$11.05

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.15%	0.15%	0.16%	0.18%		0.25%
Class C	0.15	0.15	0.16	0.18		0.25
Class R	0.16	0.14	0.16	0.18	[5]	N/A
Class R4	0.15	0.15	0.16	0.18		0.25	[6]
Class R6[7]	0.15	0.15	0.16	0.18		0.25
Administrator Class	0.15	0.15	0.16	0.18		0.25

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.06%	0.85%	0.76%	3.39%	41%	$55,965
0.98%	0.86%	0.77%	(1.74)%	36%	$66,656
1.26%	0.98%	0.81%	1.83%	42%	$15,537
1.29%	1.01%	0.85%	2.67%	40%	$17,467
1.39%	1.08%	0.96%	2.15%	39%	$19,815

0.31%	1.61%	1.51%	2.57%	41%	$2,822
0.19%	1.63%	1.53%	(2.44)%	36%	$2,763
0.51%	1.73%	1.56%	1.09%	42%	$3,471
0.54%	1.76%	1.60%	1.89%	40%	$4,287
0.64%	1.83%	1.71%	1.36%	39%	$4,945

0.79%	1.12%	1.01%	3.13%	41%	$32
0.69%	1.12%	1.02%	(2.00)%	36%	$29
1.01%	1.27%	1.06%	1.53%	42%	$28
1.02%	1.27%	1.06%	4.61%	40%	$26

1.37%	0.58%	0.45%	3.71%	41%	$248,734
1.27%	0.59%	0.45%	(1.40)%	36%	$271,674
1.62%	0.65%	0.45%	2.16%	42%	$338,108
1.66%	0.66%	0.45%	3.09%	40%	$367,184
2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

1.53%	0.42%	0.30%	3.81%	41%	$72,643
1.42%	0.43%	0.30%	(1.25)%	36%	$243,820
1.77%	0.51%	0.30%	2.41%	42%	$240,044
1.79%	0.57%	0.37%	3.23%	40%	$233,894
1.90%	0.65%	0.45%	2.63%	39%	$671,576

1.17%	0.77%	0.65%	3.41%	41%	$39,234
1.07%	0.78%	0.65%	(1.56)%	36%	$61,887
1.42%	0.82%	0.65%	1.95%	42%	$99,638
1.45%	0.85%	0.69%	2.87%	40%	$116,854
1.54%	0.92%	0.80%	2.29%	39%	$139,771

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$12.26	0.15		0.30	(0.09)	(0.21)	$12.41
Year ended February 29, 2016	$13.16	0.14	[4]	(0.40)	(0.06)	(0.58)	$12.26
Year ended February 28, 2015	$13.33	0.18	[4]	0.09	(0.17)	(0.27)	$13.16
Year ended February 28, 2014	$13.30	0.19	[4]	0.31	(0.17)	(0.30)	$13.33
Year ended February 28, 2013	$13.26	0.19	[4]	0.19	(0.21)	(0.13)	$13.30
Class C
Year ended February 28, 2017	$12.42	0.07		0.30	(0.02)	(0.21)	$12.56
Year ended February 29, 2016	$13.36	0.04	[4]	(0.40)	0.00	(0.58)	$12.42
Year ended February 28, 2015	$13.52	0.09		0.09	(0.07)	(0.27)	$13.36
Year ended February 28, 2014	$13.48	0.09	[4]	0.31	(0.06)	(0.30)	$13.52
Year ended February 28, 2013	$13.44	0.09		0.19	(0.11)	(0.13)	$13.48
Class R
Year ended February 28, 2017	$12.19	0.11		0.31	(0.07)	(0.21)	$12.33
Year ended February 29, 2016	$13.11	0.11	[4]	(0.41)	(0.04)	(0.58)	$12.19
Year ended February 28, 2015	$13.28	0.15	[4]	0.10	(0.15)	(0.27)	$13.11
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58	(0.18)	(0.30)	$13.28
Class R4
Year ended February 28, 2017	$12.38	0.19	[4]	0.32	(0.13)	(0.21)	$12.55
Year ended February 29, 2016	$13.30	0.18	[4]	(0.41)	(0.11)	(0.58)	$12.38
Year ended February 28, 2015	$13.46	0.23	[4]	0.10	(0.22)	(0.27)	$13.30
Year ended February 28, 2014	$13.43	0.24	[4]	0.31	(0.22)	(0.30)	$13.46
Year ended February 28, 2013[6]	$13.56	0.08		0.00 [7]	(0.08)	(0.13)	$13.43
Class R6[8]
Year ended February 28, 2017	$12.37	0.21	[4]	0.32	(0.15)	(0.21)	$12.54
Year ended February 29, 2016	$13.29	0.19		(0.40)	(0.13)	(0.58)	$12.37
Year ended February 28, 2015	$13.45	0.27		0.08	(0.24)	(0.27)	$13.29
Year ended February 28, 2014	$13.43	0.25	[4]	0.32	(0.25)	(0.30)	$13.45
Year ended February 28, 2013	$13.39	0.26		0.19	(0.28)	(0.13)	$13.43
Administrator Class
Year ended February 28, 2017	$12.39	0.16		0.31	(0.10)	(0.21)	$12.55
Year ended February 29, 2016	$13.29	0.16	[4]	(0.41)	(0.07)	(0.58)	$12.39
Year ended February 28, 2015	$13.46	0.21		0.08	(0.19)	(0.27)	$13.29
Year ended February 28, 2014	$13.42	0.21	[4]	0.32	(0.19)	(0.30)	$13.46
Year ended February 28, 2013	$13.38	0.21	[4]	0.19	(0.23)	(0.13)	$13.42

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.16%	0.15%	0.16%	0.19%		0.26%
Class C	0.16	0.15	0.16	0.19		0.26
Class R	0.16	0.15	0.16	0.19	[5]	N/A
Class R4	0.16	0.15	0.16	0.19		0.26	[6]
Class R6[8]	0.16	0.15	0.16	0.19		0.26
Administrator Class	0.16	0.15	0.16	0.19		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	Amount is less than $0.005.

[8]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.14%	0.87%	0.78%	3.71%	41%	$60,237
1.11%	0.88%	0.79%	(1.99)%	36%	$67,826
1.36%	0.99%	0.83%	2.11%	41%	$26,753
1.39%	1.02%	0.87%	3.87%	40%	$32,012
1.39%	1.08%	0.99%	2.92%	37%	$36,462

0.39%	1.62%	1.53%	2.96%	41%	$1,761
0.34%	1.65%	1.55%	(2.69)%	36%	$1,984
0.61%	1.75%	1.58%	1.39%	41%	$2,781
0.64%	1.77%	1.62%	3.07%	40%	$2,952
0.64%	1.83%	1.74%	2.10%	37%	$3,269

0.88%	1.14%	1.03%	3.45%	41%	$53
0.84%	1.16%	1.05%	(2.27)%	36%	$52
1.09%	1.26%	1.08%	1.92%	41%	$53
1.18%	1.29%	1.08%	5.36%	40%	$26

1.45%	0.59%	0.47%	4.11%	41%	$48,885
1.42%	0.61%	0.47%	(1.73)%	36%	$70,528
1.73%	0.66%	0.47%	2.55%	41%	$148,668
1.79%	0.67%	0.47%	4.24%	40%	$199,432
2.03%	0.75%	0.47%	0.63%	37%	$5,555

1.61%	0.44%	0.32%	4.27%	41%	$82,474
1.57%	0.45%	0.32%	(1.59)%	36%	$200,168
1.88%	0.51%	0.38%	2.71%	41%	$184,812
1.89%	0.57%	0.48%	4.35%	40%	$242,218
1.91%	0.65%	0.48%	3.43%	37%	$486,113

1.26%	0.79%	0.67%	3.84%	41%	$49,565
1.22%	0.80%	0.67%	(1.83)%	36%	$91,381
1.53%	0.86%	0.67%	2.26%	41%	$168,185
1.55%	0.92%	0.71%	4.08%	40%	$201,159
1.54%	0.92%	0.83%	3.08%	37%	$241,045

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$9.87	0.15	[4]	0.37	(0.10)	(0.17)	$10.12
Year ended February 29, 2016	$10.40	0.15		(0.41)	(0.09)	(0.18)	$9.87
Year ended February 28, 2015	$10.38	0.15		0.13	(0.14)	(0.12)	$10.40
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Year ended February 28, 2013[5]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)	$10.13
Class R
Year ended February 28, 2017	$10.01	0.13		0.37	(0.08)	(0.17)	$10.26
Year ended February 29, 2016	$10.55	0.13		(0.42)	(0.07)	(0.18)	$10.01
Year ended February 28, 2015	$10.52	0.12		0.14	(0.11)	(0.12)	$10.55
Year ended February 28, 2014[6]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Year ended February 28, 2017	$9.91	0.18	[4]	0.37	(0.13)	(0.17)	$10.16
Year ended February 29, 2016	$10.43	0.18		(0.41)	(0.11)	(0.18)	$9.91
Year ended February 28, 2015	$10.40	0.18		0.14	(0.17)	(0.12)	$10.43
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Year ended February 28, 2013[5]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)	$10.14
Class R6[7]
Year ended February 28, 2017	$9.90	0.20	[4]	0.37	(0.15)	(0.17)	$10.15
Year ended February 29, 2016	$10.42	0.20		(0.42)	(0.12)	(0.18)	$9.90
Year ended February 28, 2015	$10.39	0.20		0.14	(0.19)	(0.12)	$10.42
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)	$10.13
Administrator Class
Year ended February 28, 2017	$10.02	0.17	[4]	0.38	(0.11)	(0.17)	$10.29
Year ended February 29, 2016	$10.55	0.17		(0.43)	(0.09)	(0.18)	$10.02
Year ended February 28, 2015	$10.52	0.17		0.13	(0.15)	(0.12)	$10.55
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)	$10.24

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.16%	0.16%	0.16%	0.19%		0.26%[5]
Class R	0.16	0.16	0.16	0.19	[6]	N/A
Class R4	0.16	0.16	0.16	0.19		0.26	[5]
Class R6[7]	0.16	0.16	0.16	0.19		0.26
Administrator Class	0.16	0.16	0.16	0.19		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.43%	0.87%	0.79%	5.30%	41%	$54,770
1.55%	0.85%	0.79%	(2.54)%	36%	$74,807
1.39%	0.99%	0.84%	2.75%	39%	$1,947
1.45%	0.99%	0.84%	5.56%	38%	$332
1.28%	1.05%	0.84%	1.60%	35%	$10

1.18%	1.12%	1.04%	4.99%	41%	$37
1.25%	1.14%	1.06%	(2.78)%	36%	$42
1.16%	1.25%	1.09%	2.51%	39%	$50
1.14%	1.26%	1.09%	6.51%	38%	$27

1.73%	0.59%	0.48%	5.57%	41%	$105,773
1.83%	0.59%	0.48%	(2.22)%	36%	$127,503
1.78%	0.66%	0.48%	3.15%	39%	$180,101
1.76%	0.66%	0.48%	5.90%	38%	$189,078
1.90%	0.75%	0.48%	1.72%	35%	$2,614

1.92%	0.43%	0.33%	5.74%	41%	$125,438
1.97%	0.44%	0.33%	(2.12)%	36%	$367,041
1.92%	0.51%	0.33%	3.31%	39%	$420,676
1.88%	0.55%	0.38%	6.04%	38%	$437,620
1.87%	0.65%	0.49%	4.56%	35%	$613,945

1.59%	0.78%	0.68%	5.52%	41%	$21,910
1.62%	0.78%	0.68%	(2.45)%	36%	$122,329
1.57%	0.83%	0.68%	2.91%	39%	$188,412
1.54%	0.85%	0.72%	5.79%	38%	$211,930
1.47%	0.92%	0.84%	4.06%	35%	$194,125

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$14.19	0.21		0.85	(0.17)	(0.21)	$14.87
Year ended February 29, 2016	$15.24	0.22	[4]	(0.81)	(0.10)	(0.36)	$14.19
Year ended February 28, 2015	$15.14	0.20	[4]	0.33	(0.18)	(0.25)	$15.24
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)	$14.53
Class C
Year ended February 28, 2017	$14.10	0.10		0.84	(0.08)	(0.21)	$14.75
Year ended February 29, 2016	$15.16	0.11	[4]	(0.79)	(0.02)	(0.36)	$14.10
Year ended February 28, 2015	$15.08	0.09		0.32	(0.08)	(0.25)	$15.16
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)	$14.49
Class R
Year ended February 28, 2017	$14.14	0.18		0.84	(0.14)	(0.21)	$14.81
Year ended February 29, 2016	$15.18	0.17	[4]	(0.79)	(0.06)	(0.36)	$14.14
Year ended February 28, 2015	$15.10	0.15	[4]	0.34	(0.16)	(0.25)	$15.18
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Year ended February 28, 2017	$14.44	0.27	[4]	0.86	(0.21)	(0.21)	$15.15
Year ended February 29, 2016	$15.50	0.26		(0.81)	(0.15)	(0.36)	$14.44
Year ended February 28, 2015	$15.40	0.26		0.33	(0.24)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Year ended February 28, 2013[6]	$14.66	0.09		0.31	(0.08)	(0.21)	$14.77
Class R6[7]
Year ended February 28, 2017	$14.43	0.29	[4]	0.86	(0.23)	(0.21)	$15.14
Year ended February 29, 2016	$15.50	0.27		(0.80)	(0.18)	(0.36)	$14.43
Year ended February 28, 2015	$15.40	0.28		0.33	(0.26)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)	$14.77
Administrator Class
Year ended February 28, 2017	$14.40	0.24	[4]	0.84	(0.18)	(0.21)	$15.09
Year ended February 29, 2016	$15.46	0.23		(0.81)	(0.12)	(0.36)	$14.40
Year ended February 28, 2015	$15.36	0.23		0.33	(0.21)	(0.25)	$15.46
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)	$14.73

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.16%	0.16%	0.19%		0.26%
Class C	0.17	0.16	0.16	0.19		0.26
Class R	0.17	0.16	0.16	0.19	[5]	N/A
Class R4	0.17	0.16	0.16	0.19		0.26	[6]
Class R6[7]	0.17	0.16	0.16	0.19		0.26
Administrator Class	0.17	0.16	0.16	0.19		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.44%	0.85%	0.81%	7.53%	39%	$218,652
1.49%	0.86%	0.82%	(3.86)%	34%	$230,667
1.34%	0.95%	0.86%	3.57%	36%	$64,808
1.32%	0.98%	0.90%	8.16%	35%	$75,871
1.36%	1.06%	1.01%	5.00%	32%	$74,720

0.69%	1.60%	1.56%	6.71%	39%	$6,713
0.74%	1.62%	1.58%	(4.50)%	34%	$6,355
0.59%	1.70%	1.61%	2.71%	36%	$5,509
0.57%	1.73%	1.65%	7.36%	35%	$5,208
0.61%	1.81%	1.76%	4.28%	32%	$4,514

1.21%	1.10%	1.06%	7.27%	39%	$321
1.25%	1.14%	1.08%	(4.08)%	34%	$409
1.00%	1.21%	1.11%	3.30%	36%	$744
1.07%	1.24%	1.11%	8.37%	35%	$27

1.76%	0.56%	0.50%	7.89%	39%	$357,823
1.82%	0.58%	0.50%	(3.52)%	34%	$408,501
1.72%	0.62%	0.50%	3.89%	36%	$772,604
1.70%	0.63%	0.50%	8.58%	35%	$803,141
1.72%	0.73%	0.50%	2.79%	32%	$23,050

1.92%	0.41%	0.35%	8.04%	39%	$645,237
1.97%	0.43%	0.35%	(3.42)%	34%	$1,116,419
1.85%	0.47%	0.35%	4.04%	36%	$1,114,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
1.85%	0.63%	0.50%	5.60%	32%	$1,605,032

1.60%	0.76%	0.70%	7.58%	39%	$197,835
1.62%	0.77%	0.70%	(3.72)%	34%	$526,327
1.50%	0.79%	0.70%	3.69%	36%	$670,893
1.52%	0.82%	0.74%	8.35%	35%	$746,910
1.47%	0.90%	0.85%	5.19%	32%	$688,261

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$9.77	0.13		0.90	(0.15)	(0.17)	$10.48
Year ended February 29, 2016	$10.69	0.14	[4]	(0.73)	(0.08)	(0.25)	$9.77
Year ended February 28, 2015	$10.56	0.13		0.33	(0.13)	(0.20)	$10.69
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Year ended February 28, 2013[5]	$9.83	0.04		0.33	(0.05)	(0.20)	$9.95
Class R
Year ended February 28, 2017	$9.79	0.12		0.88	(0.13)	(0.17)	$10.49
Year ended February 29, 2016	$10.71	0.13		(0.73)	(0.07)	(0.25)	$9.79
Year ended February 28, 2015	$10.57	0.11		0.33	(0.10)	(0.20)	$10.71
Year ended February 28, 2014[6]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Year ended February 28, 2017	$9.80	0.17		0.90	(0.18)	(0.17)	$10.52
Year ended February 29, 2016	$10.72	0.18		(0.73)	(0.12)	(0.25)	$9.80
Year ended February 28, 2015	$10.58	0.17		0.33	(0.16)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Year ended February 28, 2013[5]	$9.83	0.06		0.33	(0.05)	(0.20)	$9.97
Class R6[7]
Year ended February 28, 2017	$9.80	0.20	[4]	0.87	(0.19)	(0.17)	$10.51
Year ended February 29, 2016	$10.71	0.20		(0.73)	(0.13)	(0.25)	$9.80
Year ended February 28, 2015	$10.57	0.19		0.33	(0.18)	(0.20)	$10.71
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)	$9.96
Administrator Class
Year ended February 28, 2017	$9.82	0.17	[4]	0.89	(0.16)	(0.17)	$10.55
Year ended February 29, 2016	$10.74	0.16		(0.74)	(0.09)	(0.25)	$9.82
Year ended February 28, 2015	$10.60	0.15		0.33	(0.14)	(0.20)	$10.74
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60
Year ended February 28, 2013	$9.74	0.14	[4]	0.45	(0.15)	(0.20)	$9.98

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.16%	0.16%	0.19%		0.26%[5]
Class R	0.17	0.16	0.16	0.19	[6]	N/A
Class R4	0.17	0.16	0.16	0.19		0.26	[5]
Class R6[7]	0.16	0.16	0.16	0.19		0.26
Administrator Class	0.16	0.16	0.16	0.19		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	69

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.37%	0.84%	0.81%	10.61%	36%	$140,428
1.40%	0.84%	0.81%	(5.56)%	32%	$175,373
1.25%	0.96%	0.86%	4.46%	31%	$3,193
1.28%	0.97%	0.86%	10.99%	32%	$1,379
1.01%	1.06%	0.86%	3.92%	28%	$159

1.12%	1.10%	1.06%	10.22%	36%	$610
1.20%	1.13%	1.08%	(5.72)%	32%	$830
0.85%	1.21%	1.11%	4.24%	31%	$1,032
0.96%	1.22%	1.11%	10.27%	32%	$28

1.65%	0.57%	0.50%	10.98%	36%	$274,639
1.78%	0.58%	0.50%	(5.26)%	32%	$279,663
1.65%	0.63%	0.50%	4.87%	31%	$379,384
1.60%	0.63%	0.50%	11.29%	32%	$354,137
1.51%	0.73%	0.50%	4.13%	28%	$4,210

1.92%	0.41%	0.35%	11.04%	36%	$372,101
1.92%	0.43%	0.35%	(5.02)%	32%	$1,416,984
1.79%	0.48%	0.35%	5.03%	31%	$1,481,264
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
1.83%	0.63%	0.50%	6.74%	28%	$1,577,058

1.59%	0.76%	0.70%	10.87%	36%	$65,620
1.58%	0.77%	0.70%	(5.45)%	32%	$298,492
1.45%	0.80%	0.70%	4.65%	31%	$350,823
1.43%	0.82%	0.74%	11.11%	32%	$354,050
1.42%	0.90%	0.85%	6.27%	28%	$271,593

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$15.17	0.23		1.90	(0.31)	(0.29)	$16.70
Year ended February 29, 2016	$16.97	0.21	[4]	(1.44)	(0.14)	(0.43)	$15.17
Year ended February 28, 2015	$16.61	0.22		0.67	(0.19)	(0.34)	$16.97
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)	$15.31
Class C
Year ended February 28, 2017	$14.79	0.07		1.88	(0.21)	(0.29)	$16.24
Year ended February 29, 2016	$16.58	0.10		(1.41)	(0.05)	(0.43)	$14.79
Year ended February 28, 2015	$16.25	0.08		0.67	(0.08)	(0.34)	$16.58
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)	$15.00
Class R
Year ended February 28, 2017	$15.14	0.18		1.90	(0.27)	(0.29)	$16.66
Year ended February 29, 2016	$16.95	0.18		(1.44)	(0.12)	(0.43)	$15.14
Year ended February 28, 2015	$16.61	0.13	[4]	0.71	(0.16)	(0.34)	$16.95
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Year ended February 28, 2017	$15.38	0.27		1.94	(0.35)	(0.29)	$16.95
Year ended February 29, 2016	$17.20	0.28		(1.47)	(0.20)	(0.43)	$15.38
Year ended February 28, 2015	$16.83	0.26		0.70	(0.25)	(0.34)	$17.20
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Year ended February 28, 2013[6]	$15.07	0.08		0.71	(0.08)	(0.28)	$15.50
Class R6[7]
Year ended February 28, 2017	$15.37	0.31	[4]	1.92	(0.38)	(0.29)	$16.93
Year ended February 29, 2016	$17.19	0.30		(1.46)	(0.23)	(0.43)	$15.37
Year ended February 28, 2015	$16.81	0.28		0.72	(0.28)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)	$16.81
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)	$15.49
Administrator Class
Year ended February 28, 2017	$15.37	0.25	[4]	1.93	(0.32)	(0.29)	$16.94
Year ended February 29, 2016	$17.19	0.25		(1.47)	(0.17)	(0.43)	$15.37
Year ended February 28, 2015	$16.82	0.23		0.70	(0.22)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)	$15.49

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.16%	0.16%	0.19%		0.27%
Class C	0.17	0.16	0.16	0.19		0.27
Class R	0.17	0.16	0.16	0.19	[5]	N/A
Class R4	0.17	0.16	0.16	0.19		0.27	[6]
Class R6[7]	0.16	0.16	0.16	0.19		0.27
Administrator Class	0.17	0.16	0.16	0.19		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	71

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.32%	0.84%	0.82%	14.15%	31%	$230,044
1.32%	0.86%	0.83%	(7.37)%	30%	$227,928
1.22%	0.95%	0.87%	5.44%	26%	$60,747
1.22%	0.98%	0.91%	13.52%	29%	$65,634
1.29%	1.06%	1.02%	7.28%	25%	$60,857

0.57%	1.59%	1.57%	13.28%	31%	$4,630
0.63%	1.63%	1.59%	(8.05)%	30%	$4,662
0.45%	1.70%	1.62%	4.67%	26%	$5,020
0.47%	1.73%	1.66%	12.64%	29%	$4,097
0.53%	1.82%	1.77%	6.52%	25%	$3,465

1.06%	1.10%	1.07%	13.88%	31%	$904
1.11%	1.12%	1.08%	(7.57)%	30%	$853
0.72%	1.22%	1.12%	5.15%	26%	$603
0.87%	1.22%	1.12%	12.19%	29%	$28

1.64%	0.56%	0.51%	14.52%	31%	$507,587
1.73%	0.58%	0.51%	(7.07)%	30%	$513,864
1.57%	0.62%	0.51%	5.82%	26%	$897,425
1.53%	0.63%	0.51%	13.99%	29%	$850,913
1.35%	0.73%	0.51%	5.34%	25%	$19,568

1.87%	0.41%	0.36%	14.63%	31%	$618,551
1.85%	0.43%	0.36%	(6.93)%	30%	$1,284,324
1.72%	0.47%	0.36%	6.04%	26%	$1,185,077
1.76%	0.53%	0.41%	14.08%	29%	$1,049,122
1.80%	0.64%	0.51%	7.82%	25%	$1,478,163

1.51%	0.76%	0.71%	14.32%	31%	$262,336
1.52%	0.77%	0.71%	(7.27)%	30%	$498,554
1.38%	0.79%	0.71%	5.61%	26%	$643,336
1.38%	0.82%	0.75%	13.74%	29%	$685,421
1.43%	0.91%	0.86%	7.46%	25%	$572,735

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$9.89	0.13		1.56	(0.15)	(0.18)	$11.25
Year ended February 29, 2016	$11.32	0.15		(1.18)	(0.11)	(0.29)	$9.89
Year ended February 28, 2015	$11.02	0.12		0.56	(0.13)	(0.25)	$11.32
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Year ended February 28, 2013[4]	$9.60	0.02	[5]	0.58	(0.05)	(0.16)	$9.99
Class R
Year ended February 28, 2017	$9.95	0.11		1.57	(0.13)	(0.18)	$11.32
Year ended February 29, 2016	$11.39	0.11		(1.17)	(0.09)	(0.29)	$9.95
Year ended February 28, 2015	$11.09	0.10		0.55	(0.10)	(0.25)	$11.39
Year ended February 28, 2014[6]	$10.16	0.06	[5]	1.32	(0.06)	(0.39)	$11.09
Class R4
Year ended February 28, 2017	$9.91	0.17	[5]	1.56	(0.19)	(0.18)	$11.27
Year ended February 29, 2016	$11.33	0.18		(1.17)	(0.14)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.17		0.54	(0.16)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Year ended February 28, 2013[4]	$9.60	0.03	[5]	0.57	(0.05)	(0.16)	$9.99
Class R6[7]
Year ended February 28, 2017	$9.91	0.20	[5]	1.55	(0.21)	(0.18)	$11.27
Year ended February 29, 2016	$11.33	0.19		(1.16)	(0.16)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.18		0.55	(0.18)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)	$9.99
Administrator Class
Year ended February 28, 2017	$9.94	0.16	[5]	1.55	(0.17)	(0.18)	$11.30
Year ended February 29, 2016	$11.37	0.16		(1.18)	(0.12)	(0.29)	$9.94
Year ended February 28, 2015	$11.06	0.15		0.55	(0.14)	(0.25)	$11.37
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)	$10.02

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.17%	0.16%	0.19%		0.27%[4]
Class R	0.17	0.17	0.16	0.19	[6]	N/A
Class R4	0.17	0.16	0.16	0.19		0.27	[4]
Class R6[7]	0.16	0.16	0.16	0.19		0.27
Administrator Class	0.16	0.16	0.16	0.19		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.28%	0.85%	0.83%	17.33%	27%	$127,294
1.19%	0.84%	0.83%	(9.28)%	28%	$142,817
1.05%	0.97%	0.88%	6.33%	22%	$1,677
1.11%	0.98%	0.88%	15.82%	26%	$532
1.04%	1.07%	0.88%	6.36%	22%	$41

0.89%	1.11%	1.08%	17.09%	27%	$171
1.02%	1.13%	1.09%	(9.48)%	28%	$73
0.90%	1.23%	1.13%	5.97%	22%	$36
0.79%	1.26%	1.13%	13.76%	26%	$28

1.54%	0.57%	0.52%	17.68%	27%	$240,025
1.66%	0.59%	0.52%	(8.92)%	28%	$228,810
1.51%	0.64%	0.52%	6.63%	22%	$329,135
1.45%	0.65%	0.52%	16.28%	26%	$297,612
1.30%	0.75%	0.52%	6.38%	22%	$1,940

1.83%	0.42%	0.37%	17.86%	27%	$317,594
1.80%	0.44%	0.37%	(8.78)%	28%	$714,884
1.65%	0.49%	0.37%	6.79%	22%	$674,926
1.71%	0.55%	0.41%	16.41%	26%	$570,482
1.76%	0.66%	0.52%	8.86%	22%	$648,345

1.52%	0.77%	0.72%	17.38%	27%	$50,898
1.46%	0.78%	0.72%	(9.17)%	28%	$182,599
1.31%	0.81%	0.72%	6.50%	22%	$227,265
1.33%	0.85%	0.75%	15.96%	26%	$236,217
1.36%	0.93%	0.87%	8.48%	22%	$172,860

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$16.74	0.23		3.08	(0.27)	(0.35)	$19.43
Year ended February 29, 2016	$19.53	0.22	[4]	(2.27)	(0.20)	(0.54)	$16.74
Year ended February 28, 2015	$18.90	0.22		1.08	(0.21)	(0.46)	$19.53
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)	$16.92
Class C
Year ended February 28, 2017	$15.71	0.04		2.94	(0.15)	(0.35)	$18.19
Year ended February 29, 2016	$18.38	0.09	[4]	(2.15)	(0.07)	(0.54)	$15.71
Year ended February 28, 2015	$17.85	0.06	[4]	1.02	(0.09)	(0.46)	$18.38
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)	$16.03
Class R
Year ended February 28, 2017	$16.69	0.18		3.07	(0.23)	(0.35)	$19.36
Year ended February 29, 2016	$19.51	0.18		(2.28)	(0.18)	(0.54)	$16.69
Year ended February 28, 2015	$18.90	0.14	[4]	1.11	(0.18)	(0.46)	$19.51
Year ended February 28, 2014[5]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Year ended February 28, 2017	$17.09	0.27		3.18	(0.33)	(0.35)	$19.86
Year ended February 29, 2016	$19.93	0.28		(2.32)	(0.26)	(0.54)	$17.09
Year ended February 28, 2015	$19.28	0.29		1.10	(0.28)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)	$19.28
Year ended February 28, 2013[6]	$16.52	0.09		1.06	(0.09)	(0.34)	$17.24
Class R6[7]
Year ended February 28, 2017	$17.09	0.41		3.06	(0.36)	(0.35)	$19.85
Year ended February 29, 2016	$19.93	0.32		(2.33)	(0.29)	(0.54)	$17.09
Year ended February 28, 2015	$19.27	0.30		1.13	(0.31)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)	$19.27
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)	$17.24
Administrator Class
Year ended February 28, 2017	$17.07	0.25		3.14	(0.29)	(0.35)	$19.82
Year ended February 29, 2016	$19.89	0.27		(2.33)	(0.22)	(0.54)	$17.07
Year ended February 28, 2015	$19.25	0.25		1.09	(0.24)	(0.46)	$19.89
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)	$17.21

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.16%	0.16%	0.19%		0.27%
Class C	0.17	0.16	0.16	0.19		0.27
Class R	0.17	0.17	0.16	0.19	[6]	N/A
Class R4	0.17	0.16	0.16	0.19		0.27	[6]
Class R6[7]	0.16	0.16	0.16	0.19		0.27
Administrator Class	0.17	0.16	0.16	0.19		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.21%	0.85%	0.83%	20.01%	24%	$218,689
1.23%	0.87%	0.84%	(10.72)%	27%	$202,038
1.11%	0.96%	0.88%	7.01%	18%	$111,874
1.15%	0.99%	0.92%	17.54%	25%	$114,233
1.25%	1.08%	1.03%	8.99%	20%	$104,836

0.47%	1.60%	1.58%	19.11%	24%	$4,782
0.54%	1.63%	1.60%	(11.39)%	27%	$4,621
0.35%	1.71%	1.63%	6.15%	18%	$5,747
0.40%	1.74%	1.67%	16.68%	25%	$4,813
0.50%	1.83%	1.78%	8.18%	20%	$4,040

0.94%	1.10%	1.08%	19.68%	24%	$394
0.97%	1.12%	1.09%	(10.96)%	27%	$289
0.72%	1.23%	1.13%	6.71%	18%	$137
0.75%	1.24%	1.13%	14.96%	25%	$29

1.54%	0.57%	0.52%	20.43%	24%	$388,622
1.64%	0.59%	0.52%	(10.45)%	27%	$385,259
1.47%	0.63%	0.52%	7.35%	18%	$678,944
1.42%	0.64%	0.52%	18.02%	25%	$635,241
1.12%	0.75%	0.52%	7.13%	20%	$13,651

1.80%	0.41%	0.37%	20.56%	24%	$489,693
1.75%	0.43%	0.37%	(10.32)%	27%	$929,672
1.61%	0.48%	0.37%	7.57%	18%	$872,914
1.70%	0.54%	0.42%	18.14%	25%	$724,856
1.76%	0.65%	0.52%	9.50%	20%	$993,528

1.43%	0.76%	0.72%	20.09%	24%	$197,272
1.42%	0.78%	0.72%	(10.56)%	27%	$320,415
1.27%	0.80%	0.72%	7.10%	18%	$427,789
1.30%	0.83%	0.76%	17.79%	25%	$452,487
1.39%	0.92%	0.87%	9.14%	20%	$360,567

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$10.07	0.13		2.05	(0.17)	(0.17)	$11.91
Year ended February 29, 2016	$11.85	0.16		(1.52)	(0.13)	(0.29)	$10.07
Year ended February 28, 2015	$11.43	0.11	[4]	0.72	(0.13)	(0.28)	$11.85
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Year ended February 28, 2013[5]	$9.64	0.03		0.68	(0.05)	(0.13)	$10.17
Class R
Year ended February 28, 2017	$10.19	0.11		2.05	(0.14)	(0.17)	$12.04
Year ended February 29, 2016	$11.97	0.11		(1.51)	(0.09)	(0.29)	$10.19
Year ended February 28, 2015	$11.54	0.10		0.71	(0.10)	(0.28)	$11.97
Year ended February 28, 2014[6]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Year ended February 28, 2017	$10.11	0.16		2.06	(0.20)	(0.17)	$11.96
Year ended February 29, 2016	$11.89	0.18		(1.51)	(0.16)	(0.29)	$10.11
Year ended February 28, 2015	$11.46	0.17		0.71	(0.17)	(0.28)	$11.89
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Year ended February 28, 2013[5]	$9.64	0.06		0.66	(0.05)	(0.13)	$10.18
Class R6[7]
Year ended February 28, 2017	$10.10	0.23		1.99	(0.22)	(0.17)	$11.93
Year ended February 29, 2016	$11.87	0.19		(1.49)	(0.18)	(0.29)	$10.10
Year ended February 28, 2015	$11.44	0.18		0.71	(0.18)	(0.28)	$11.87
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)	$10.17
Administrator Class
Year ended February 28, 2017	$10.16	0.16	[4]	2.04	(0.18)	(0.17)	$12.01
Year ended February 29, 2016	$11.94	0.16		(1.51)	(0.14)	(0.29)	$10.16
Year ended February 28, 2015	$11.51	0.14		0.71	(0.14)	(0.28)	$11.94
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)	$10.23

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.17%	0.16%	0.19%		0.27%[5]
Class R	0.16	0.16	0.16	0.19	[6]	N/A
Class R4	0.17	0.16	0.16	0.19		0.27	[5]
Class R6[7]	0.16	0.16	0.16	0.19		0.27
Administrator Class	0.17	0.16	0.16	0.19		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	77

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.22%	0.86%	0.83%	21.85%	22%	$70,570
1.09%	0.86%	0.83%	(11.70)%	26%	$77,062
0.96%	0.99%	0.88%	7.41%	16%	$793
1.09%	1.01%	0.88%	18.54%	24%	$167
1.08%	1.10%	0.88%	7.41%	19%	$13

0.88%	1.11%	1.08%	21.41%	22%	$42
1.01%	1.14%	1.09%	(11.84)%	26%	$30
0.83%	1.25%	1.13%	7.11%	16%	$31
0.68%	1.30%	1.13%	15.52%	24%	$29

1.46%	0.59%	0.52%	22.25%	22%	$151,999
1.61%	0.60%	0.52%	(11.41)%	26%	$131,789
1.44%	0.66%	0.52%	7.79%	16%	$199,015
1.39%	0.68%	0.52%	18.99%	24%	$174,582
1.29%	0.78%	0.52%	7.55%	19%	$1,246

1.77%	0.43%	0.37%	22.26%	22%	$219,922
1.73%	0.45%	0.37%	(11.21)%	26%	$407,094
1.58%	0.51%	0.37%	7.96%	16%	$367,164
1.67%	0.57%	0.42%	19.07%	24%	$291,293
1.74%	0.69%	0.52%	9.85%	19%	$324,476

1.46%	0.78%	0.72%	21.89%	22%	$41,504
1.39%	0.79%	0.72%	(11.55)%	26%	$108,091
1.24%	0.83%	0.72%	7.54%	16%	$130,175
1.28%	0.87%	0.75%	18.65%	24%	$126,533
1.35%	0.96%	0.87%	9.49%	19%	$85,590

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$9.61	0.12		2.02	(0.18)	(0.17)	$11.40
Year ended February 29, 2016	$11.34	0.11	[4]	(1.44)	(0.12)	(0.28)	$9.61
Year ended February 28, 2015	$10.93	0.11		0.69	(0.13)	(0.26)	$11.34
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Year ended February 28, 2013[5]	$9.29	0.03		0.65	(0.05)	(0.20)	$9.72
Class C
Year ended February 28, 2017	$9.58	0.04		2.02	(0.11)	(0.17)	$11.36
Year ended February 29, 2016	$11.30	0.06		(1.46)	(0.04)	(0.28)	$9.58
Year ended February 28, 2015	$10.91	0.04		0.68	(0.07)	(0.26)	$11.30
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Year ended February 28, 2013[5]	$9.29	0.02		0.64	(0.04)	(0.20)	$9.71
Class R
Year ended February 28, 2017	$9.63	0.09		2.04	(0.16)	(0.17)	$11.43
Year ended February 29, 2016	$11.37	0.11		(1.47)	(0.10)	(0.28)	$9.63
Year ended February 28, 2015	$10.95	0.09		0.68	(0.09)	(0.26)	$11.37
Year ended February 28, 2014[6]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Year ended February 28, 2017	$9.64	0.16	[4]	2.03	(0.21)	(0.17)	$11.45
Year ended February 29, 2016	$11.38	0.17		(1.48)	(0.15)	(0.28)	$9.64
Year ended February 28, 2015	$10.96	0.16		0.68	(0.16)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)	$10.96
Year ended February 28, 2013[5]	$9.29	0.05		0.64	(0.05)	(0.20)	$9.73
Class R6[7]
Year ended February 28, 2017	$9.64	0.19	[4]	2.01	(0.23)	(0.17)	$11.44
Year ended February 29, 2016	$11.37	0.18		(1.46)	(0.17)	(0.28)	$9.64
Year ended February 28, 2015	$10.95	0.17		0.68	(0.17)	(0.26)	$11.37
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)	$10.95
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)	$9.72
Administrator Class
Year ended February 28, 2017	$9.61	0.15	[4]	2.01	(0.19)	(0.17)	$11.41
Year ended February 29, 2016	$11.34	0.15		(1.47)	(0.13)	(0.28)	$9.61
Year ended February 28, 2015	$10.92	0.13		0.69	(0.14)	(0.26)	$11.34
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)	$10.92
Year ended February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)	$9.70

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.17%	0.16%	0.21%		0.27%[5]
Class C	0.17	0.16	0.16	0.21		0.27	[5]
Class R	0.19	0.19	0.16	0.21	[6]	N/A
Class R4	0.17	0.16	0.16	0.21		0.27	[5]
Class R6[7]	0.16	0.16	0.16	0.21		0.27
Administrator Class	0.17	0.16	0.16	0.21		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	79

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.13%	0.85%	0.83%	22.48%	21%	$64,356
1.05%	0.86%	0.83%	(11.93)%	26%	$58,749
0.94%	0.97%	0.88%	7.52%	16%	$1,629
1.00%	0.98%	0.88%	18.62%	23%	$210
1.07%	1.05%	0.88%	7.49%	19%	$11

0.33%	1.61%	1.58%	21.58%	21%	$1,218
0.49%	1.64%	1.60%	(12.56)%	26%	$894
0.20%	1.72%	1.63%	6.70%	16%	$737
0.39%	1.73%	1.63%	17.68%	23%	$163
0.16%	1.81%	1.63%	7.31%	19%	$17

0.94%	1.13%	1.08%	22.29%	21%	$34
1.00%	1.17%	1.10%	(12.21)%	26%	$32
0.82%	1.25%	1.13%	7.20%	16%	$31
0.69%	1.27%	1.13%	15.67%	23%	$29

1.45%	0.57%	0.52%	23.00%	21%	$243,339
1.61%	0.59%	0.52%	(11.72)%	26%	$219,157
1.43%	0.64%	0.52%	7.82%	16%	$360,833
1.39%	0.65%	0.52%	19.10%	23%	$307,320
1.03%	0.76%	0.52%	7.63%	19%	$6,538

1.81%	0.42%	0.37%	23.09%	21%	$287,423
1.72%	0.44%	0.37%	(11.51)%	26%	$806,152
1.58%	0.49%	0.37%	7.98%	16%	$818,335
1.66%	0.55%	0.41%	19.28%	23%	$693,648
1.75%	0.67%	0.52%	9.94%	19%	$754,088

1.37%	0.76%	0.72%	22.72%	21%	$121,028
1.39%	0.78%	0.72%	(11.86)%	26%	$185,008
1.23%	0.81%	0.72%	7.64%	16%	$226,405
1.28%	0.85%	0.75%	18.79%	23%	$202,276
1.38%	0.94%	0.87%	9.59%	19%	$141,212

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2017	$11.56	0.14		2.44	(0.23)	0.00	$13.91
Year ended February 29, 2016	$13.28	0.14	[4]	(1.71)	(0.12)	(0.03)	$11.56
Year ended February 28, 2015	$12.63	0.13		0.80	(0.14)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.13)	(0.15)	$12.63
Year ended February 28, 2013[5]	$10.19	0.03	[4]	0.72	(0.04)	0.00	$10.90
Class R
Year ended February 28, 2017	$11.45	0.10		2.41	(0.20)	0.00	$13.76
Year ended February 29, 2016	$13.16	0.12		(1.71)	(0.09)	(0.03)	$11.45
Year ended February 28, 2015	$12.51	0.11		0.79	(0.11)	(0.14)	$13.16
Year ended February 28, 2014[6]	$11.01	0.06		1.65	(0.06)	(0.15)	$12.51
Class R4
Year ended February 28, 2017	$11.59	0.18		2.44	(0.27)	0.00	$13.94
Year ended February 29, 2016	$13.32	0.20		(1.74)	(0.16)	(0.03)	$11.59
Year ended February 28, 2015	$12.65	0.18		0.81	(0.18)	(0.14)	$13.32
Year ended February 28, 2014	$10.91	0.15		1.90	(0.16)	(0.15)	$12.65
Year ended February 28, 2013[5]	$10.19	0.04	[4]	0.72	(0.04)	0.00	$10.91
Class R6[7]
Year ended February 28, 2017	$11.57	0.23	[4]	2.40	(0.29)	0.00	$13.91
Year ended February 29, 2016	$13.29	0.21		(1.72)	(0.18)	(0.03)	$11.57
Year ended February 28, 2015	$12.63	0.19		0.80	(0.19)	(0.14)	$13.29
Year ended February 28, 2014	$10.90	0.19		1.87	(0.18)	(0.15)	$12.63
Year ended February 28, 2013	$10.08	0.15		0.83	(0.16)	0.00	$10.90
Administrator Class
Year ended February 28, 2017	$11.57	0.17	[4]	2.41	(0.24)	0.00	$13.91
Year ended February 29, 2016	$13.28	0.17		(1.71)	(0.14)	(0.03)	$11.57
Year ended February 28, 2015	$12.62	0.14		0.81	(0.15)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.14)	(0.15)	$12.62
Year ended February 28, 2013	$10.06	0.14	[4]	0.81	(0.11)	0.00	$10.90

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
			2015	2014		2013

Class A	0.17%	0.17%	0.16%	0.18%		0.27%[5]
Class R	0.17	0.20	0.16	0.18	[6]	N/A
Class R4	0.17	0.16	0.16	0.18		0.27	[5]
Class R6[7]	0.16	0.16	0.16	0.18		0.27
Administrator Class	0.17	0.16	0.16	0.18		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	81

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.13%	0.91%	0.83%	22.45%	21%	$9,270
1.15%	0.94%	0.84%	(11.93)%	26%	$8,940
0.97%	1.07%	0.88%	7.46%	16%	$565
1.10%	1.19%	0.88%	18.69%	23%	$66
1.05%	1.44%	0.88%	7.39%	19%	$14

0.98%	1.16%	1.08%	22.04%	21%	$40
0.98%	1.24%	1.09%	(12.16)%	26%	$42
0.83%	1.36%	1.13%	7.24%	16%	$31
0.73%	1.48%	1.13%	15.66%	23%	$29

1.32%	0.64%	0.52%	22.78%	21%	$43,147
1.61%	0.66%	0.52%	(11.70)%	26%	$27,193
1.41%	0.74%	0.52%	7.92%	16%	$33,651
1.40%	0.86%	0.52%	19.06%	23%	$20,591
1.51%	1.09%	0.52%	7.51%	19%	$33

1.79%	0.47%	0.37%	22.97%	21%	$65,516
1.72%	0.51%	0.37%	(11.52)%	26%	$161,764
1.55%	0.59%	0.37%	8.01%	16%	$126,822
1.63%	0.75%	0.40%	19.18%	23%	$74,427
1.69%	1.17%	0.52%	9.90%	19%	$36,345

1.34%	0.83%	0.72%	22.50%	21%	$9,700
1.37%	0.85%	0.72%	(11.75)%	26%	$14,747
1.16%	0.91%	0.72%	7.66%	16%	$12,493
1.28%	1.05%	0.75%	18.70%	23%	$8,462
1.36%	1.45%	0.87%	9.52%	19%	$4,739

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2060 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Year ended February 28, 2017	$8.84	0.09	[4]	1.86	(0.10)	$10.69
Year ended February 29, 2016[5]	$10.00	0.06		(1.11)	(0.11)	$8.84
Class C
Year ended February 28, 2017	$8.90	0.04		1.84	(0.07)	$10.71
Year ended February 29, 2016[5]	$10.00	0.01		(1.11)	0.00	$8.90
Class R
Year ended February 28, 2017	$8.84	0.09	[4]	1.80	(0.20)	$10.53
Year ended February 29, 2016[5]	$10.00	0.05		(1.11)	(0.10)	$8.84
Class R4
Year ended February 28, 2017	$8.97	0.12	[4]	1.89	(0.10)	$10.88
Year ended February 29, 2016[5]	$10.00	0.08	[4]	(1.11)	0.00	$8.97
Class R6
Year ended February 28, 2017	$8.95	0.13	[4]	1.90	(0.12)	$10.86
Year ended February 29, 2016[5]	$10.00	0.09	[4]	(1.12)	(0.02)	$8.95
Administrator Class
Year ended February 28, 2017	$8.89	0.10	[4]	1.88	(0.13)	$10.74
Year ended February 29, 2016[5]	$10.00	0.07		(1.12)	(0.06)	$8.89

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended February 29, 2017	Year ended February 29, 2016[5]

Class A	0.17%	0.15%
Class C	0.16	0.16
Class R	0.19	0.17
Class R4	0.17	0.16
Class R6	0.17	0.16
Administrator Class	0.17	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	83

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

0.90%	3.21%	0.83%	22.23%	21%	$671
0.97%	14.47%	0.83%	(10.59)%	26%	$100

0.39%	5.30%	1.58%	21.22%	21%	$252
0.21%	15.14%	1.58%	(11.00)%	26%	$173

0.89%	4.69%	1.08%	21.73%	21%	$127
0.72%	14.73%	1.08%	(10.66)%	26%	$89

1.14%	1.88%	0.52%	22.45%	21%	$6,443
1.29%	14.19%	0.52%	(10.30)%	26%	$195

1.31%	1.82%	0.37%	22.75%	21%	$12,518
1.41%	14.05%	0.37%	(10.30)%	26%	$573

0.98%	2.31%	0.72%	22.38%	21%	$4,427
1.10%	14.35%	0.72%	(10.50)%	26%	$359

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Dow Jones Target Today Fund (“Target Today Fund”), Wells Fargo Dow Jones Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Dow Jones Target 2015 Fund (“Target 2015 Fund” ), Wells Fargo Dow Jones Target 2020 Fund (“Target 2020 Fund” ), Wells Fargo Dow Jones Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Dow Jones Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Dow Jones Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Dow Jones Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Dow Jones Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Dow Jones Target 2050 Fund (“Target 2050 Fund”), Wells Fargo Dow Jones Target 2055 Fund (“Target 2055 Fund”), and Wells Fargo Dow Jones Target 2060 Fund (“Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

After the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class in the applicable Funds received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the applicable Funds.

After the close of business on December 5, 2016, Class B shares of Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund, and Target 2040 Fund were converted to Class A shares and are no longer offered by each Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios of Wells Fargo Master Trust, a registered open-end management investment company. Each Fund invests in Wells Fargo Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Diversified Stock Portfolio (“Diversified Stock Portfolio”) and Wells Fargo Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the year ended February 28, 2017 are included in this report and should be read in conjunction with each Fund’s financial statements. As of February 28, 2017, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund		Target 2060 Fund
Diversified Fixed Income Portfolio	6%	4%	6%	31%	15%	21%	7%	7%	2%	1%	0	%*	0	%*
Diversified Stock Portfolio	1	1	2	10	8	20	11	22	9	14	2		0	*
Short-Term Investment Portfolio	28	14	9	10	6	11	5	8	3	5	1		0	*

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	85

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At February 28, 2017, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed (overdistributed) net investment income	Accumulated net realized gains (losses) on investments
Target Today Fund	$13,195,202	$(2,430,062)	$(10,765,140)
Target 2010 Fund	8,919,624	(1,392,956)	(7,526,668)
Target 2015 Fund	17,705,512	(2,638,803)	(15,066,709)
Target 2020 Fund	103,084,283	(10,365,380)	(92,718,903)
Target 2025 Fund	92,935,983	(5,082,553)	(87,853,430)
Target 2030 Fund	199,064,438	(3,579,750)	(195,484,688)
Target 2035 Fund	112,941,636	(291,058)	(112,650,578)
Target 2040 Fund	205,023,623	844,173	(205,867,796)
Target 2045 Fund	86,161,240	673,056	(86,834,296)
Target 2050 Fund	126,318,691	1,409,614	(127,728,305)
Target 2055 Fund	24,503,369	80,780	(24,584,149)
Target 2060 Fund	3,215,952	20,147	(3,236,099)

86	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

As of February 28, 2017, capital loss carryforwards available to offset future net realized capital gains were as follows:

	No expiration
	Short-term	Long-term
Target 2055 Fund	$1,822,061	$0
Target 2060 Fund	41,819	53,116

At February 28, 2017, current year deferred post-October capital losses and qualified late-year ordinary losses which will be recognized on the first day of the following fiscal year were as follows:

	Deferred post-October capital losses		Late-year ordinary losses deferred
	Short-term	Long-term
Target Today Fund	$0	$0	$763,398
Target 2010 Fund	0	0	362,770
Target 2015 Fund	0	0	777,441
Target 2020 Fund	0	0	3,692,583
Target 2025 Fund	0	0	1,451,620
Target 2030 Fund	0	0	822,110
Target 2060 Fund	43,798	64,147	3,362

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

As of February 28, 2017, each Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At February 28, 2017, the affiliated Master Portfolios do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	87

At February 28, 2017, aggregate fair value of the affiliated Master Portfolios held in each Fund was as follows:

Fair value of affiliated Master Portfolios
Target Today Fund	$420,696,810
Target 2010 Fund	243,817,386
Target 2015 Fund	308,918,176
Target 2020 Fund	1,435,448,558
Target 2025 Fund	856,544,938
Target 2030 Fund	1,631,500,373
Target 2035 Fund	739,818,766
Target 2040 Fund	1,305,663,957
Target 2045 Fund	486,760,888
Target 2050 Fund	720,473,221
Target 2055 Fund	128,444,091
Target 2060 Fund	24,463,553

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.20% and declining to 0.18% as the average daily net assets of each Fund increase. For the year ended February 28, 2017, the management fee for each Fund was equivalent to an annual rate of 0.20% of each Fund’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class	0.13

88	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class C	Class R	Class R4	Class R6	Administrator Class
Target Today Fund	0.76%	1.51%	1.01%	0.45%	0.30%	0.65%
Target 2010 Fund	0.78	1.53	1.03	0.47	0.32	0.67
Target 2015 Fund	0.79	N/A	1.04	0.48	0.33	0.68
Target 2020 Fund	0.81	1.56	1.06	0.50	0.35	0.70
Target 2025 Fund	0.81	N/A	1.06	0.50	0.35	0.70
Target 2030 Fund	0.82	1.57	1.07	0.51	0.36	0.71
Target 2035 Fund	0.83	N/A	1.08	0.52	0.37	0.72
Target 2040 Fund	0.83	1.58	1.08	0.52	0.37	0.72
Target 2045 Fund	0.83	N/A	1.08	0.52	0.37	0.72
Target 2050 Fund	0.83	1.58	1.08	0.52	0.37	0.72
Target 2055 Fund	0.83	N/A	1.08	0.52	0.37	0.72
Target 2060 Fund	0.83	1.58	1.08	0.52	0.37	0.72

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the year ended February 28, 2017, State Street Bank and Trust Company, the Funds’ custodian, reimbursed each Fund for certain out-of-pocket expenses that were billed to each Fund in error from 1998-2015. These amounts are included in other income and other income allocated from affiliated Master Portfolios on the Statements of Operations. In addition, Funds Management was also reimbursed for waivers/reimbursements it made to the Funds during the period the Funds were erroneously billed. The amount were as follows:

	Amount reimbursed to the Fund	Amount reimbursed to Funds Management
Target Today Fund	$416	$2,957
Target 2010 Fund	261	2,956
Target 2015 Fund	375	2,955
Target 2020 Fund	1,590	2,957
Target 2025 Fund	1,003	2,957
Target 2030 Fund	1,701	2,957
Target 2035 Fund	792	2,955
Target 2040 Fund	1,285	2,956
Target 2045 Fund	499	2,957
Target 2050 Fund	709	2,955
Target 2055 Fund	122	2,077
Target 2060 Fund	19	139

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	89

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended February 28, 2017, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges Class C
Target Today Fund	$398	$0
Target 2010 Fund	148	0
Target 2015 Fund	394	N/A
Target 2020 Fund	1,033	0
Target 2025 Fund	553	N/A
Target 2030 Fund	3,676	0
Target 2035 Fund	1,333	N/A
Target 2040 Fund	3,763	0
Target 2045 Fund	461	N/A
Target 2050 Fund	2,922	15
Target 2055 Fund	690	N/A
Target 2060 Fund	5	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of each applicable Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2017 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Target Today Fund	$116,774,805	$53,807,644	$163,162,328	$47,906,745
Target 2010 Fund	74,092,852	33,998,780	103,525,433	30,054,354
Target 2015 Fund	114,923,130	54,205,343	160,575,096	50,165,143
Target 2020 Fund	580,835,205	304,035,084	811,565,684	326,101,188
Target 2025 Fund	287,399,987	193,676,038	401,566,514	265,675,490
Target 2030 Fund	398,295,105	399,781,750	556,513,510	685,151,403
Target 2035 Fund	122,167,464	193,385,728	170,697,163	380,879,665
Target 2040 Fund	131,619,912	358,685,414	183,904,493	773,062,494
Target 2045 Fund	27,786,569	138,127,134	38,824,481	313,763,747
Target 2050 Fund	27,278,589	207,314,806	38,114,712	481,047,005
Target 2055 Fund	4,770,404	36,978,749	6,665,395	85,871,206
Target 2060 Fund	908,575	7,042,999	1,269,496	16,355,091

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

90	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

6. BANK BORROWINGS

The Trust is party to a $30,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to August 30, 2016, the annual commitment fee was equal to 0.175% of the unused balance which was allocated to each participating fund.

For the year ended February 28, 2017, there were no borrowings by the Funds under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2017 and February 29, 2016 were as follows:

	Ordinary income			Long-term capital gain
	2017	2016		2017	2016
Target Today Fund	$6,205,883	$5,627,893		$4,529,169	$10,068,892
Target 2010 Fund	4,319,691	6,584,589		5,079,696	18,082,757
Target 2015 Fund	8,310,622	9,737,982		9,280,399	11,919,435
Target 2020 Fund	33,835,576	30,256,877		29,958,752	56,019,570
Target 2025 Fund	33,707,054	29,655,061		32,741,926	53,022,030
Target 2030 Fund	41,923,591	38,149,521		40,826,732	68,744,170
Target 2035 Fund	22,388,314	19,585,081		20,570,123	35,298,474
Target 2040 Fund	34,183,584	31,558,443		32,519,652	57,375,652
Target 2045 Fund	14,022,723	12,062,951		11,012,377	20,102,168
Target 2050 Fund	25,094,635	22,588,997		19,651,014	35,764,888
Target 2055 Fund	4,408,654	2,738,996		0	396,883
Target 2060 Fund	134,122	5,667	*	0	0	*

*	For the period from June 30, 2015 (commencement of operations) to February 29, 2016.

As of February 28, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains (losses)	Late-year ordinary losses deferred	Post-October capital losses deferred	Capital loss carryforward
Target Today Fund	$0	$4,436,552	$20,493,060	$(763,398)	$0	$0
Target 2010 Fund	0	4,772,648	27,549,137	(362,770)	0	0
Target 2015 Fund	0	7,877,434	46,434,157	(777,441)	0	0
Target 2020 Fund	0	32,424,348	151,872,252	(3,692,583)	0	0
Target 2025 Fund	0	34,204,089	204,650,880	(1,451,620)	0	0
Target 2030 Fund	0	45,461,441	230,139,697	(822,110)	0	0
Target 2035 Fund	323,412	23,811,923	129,415,841	0	0	0
Target 2040 Fund	1,457,509	37,639,455	193,577,436	0	0	0
Target 2045 Fund	711,595	13,902,502	71,584,934	0	0	0
Target 2050 Fund	1,359,080	25,807,491	152,157,023	0	0	0
Target 2055 Fund	51,804	0	14,755,512	0	0	(1,822,061)
Target 2060 Fund	0	0	(1,291,340)	(3,362)	(107,945)	(94,935)

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	91

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. REDEMPTIONS IN-KIND

After the close of business on December 9, 2016, the following Funds each redeemed assets through a redemption in-kind from a shareholder in Class R6. Each Fund invests all of its assets in the affiliated Master Portfolios to achieve its investment objective. In each redemption transaction, each applicable Fund issued securities which it received from the affiliated Master Portfolios on a pro-rata basis. The value of securities from the Portfolios along with any cash issued in the redemption, the percentage of the Fund and Class R6 at the time of the transaction and the gains or losses realized by each Fund are reflected in the table below. The gains or losses realized by each Fund are reflected in the amounts on the Statements of Operations. The redemption in-kind is reflected on the Statements of Changes in Net Assets.

	Value of securities	Cash	% of Fund	% of Class R6	Realized gains
Target Today Fund	$105,982,689	$15,411,197	21%	56%	$13,693,939
Target 2010 Fund	44,481,032	6,468,094	15	33	9,446,049
Target 2015 Fund	141,203,562	20,532,749	27	49	18,589,051
Target 2020 Fund	446,374,230	64,908,349	22	40	107,022,336
Target 2025 Fund	922,814,403	134,188,661	47	69	97,311,715
Target 2030 Fund	620,359,094	90,207,907	27	51	205,832,959
Target 2035 Fund	410,931,047	59,754,471	34	58	116,877,858
Target 2040 Fund	485,327,423	70,572,627	28	52	211,673,564
Target 2045 Fund	249,349,193	36,258,465	34	57	88,998,866
Target 2050 Fund	584,732,726	85,027,391	46	70	131,256,617
Target 2055 Fund	136,882,005	19,904,341	50	66	25,419,397

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Funds’ financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

92	Wells Fargo Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund, and Wells Fargo Dow Jones Target 2060 Fund (collectively, the “Funds”), twelve of the funds constituting the Wells Fargo Funds Trust as of February 28, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of February 28, 2017, by correspondence with the transfer agent or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of February 28, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, MA

April 26, 2017

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	93

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 26.42%
FHLB	0.88-6.00%	3-19-2018 to 11-1-2043	$61,985,302	$63,604,734	2.08%
FHLMC	0.75-6.75	8-1-2017 to 3-13-2047	142,938,295	148,236,891	4.85
FHLMC	2.50	5-1-2031	8,274,048	8,302,724	0.27
FHLMC	3.00	8-1-2045	7,615,576	7,564,943	0.25
FNMA	0.00-7.25	4-1-2017 to 3-13-2047	303,466,527	314,717,783	10.31
FNMA	3.00	5-1-2046	8,823,149	8,773,533	0.29
FNMA	3.00	8-1-2046	9,465,615	9,412,386	0.31
FNMA	3.50	1-1-2045	8,443,155	8,662,645	0.28
FNMA	3.50	8-1-2045	6,767,926	6,953,327	0.23
FNMA %%	3.50	3-13-2047	11,000,000	11,273,282	0.37
GNMA	3.00-7.00	11-15-2023 to 3-21-2047	159,629,899	167,237,159	5.48
GNMA	3.00	11-20-2046	9,270,048	9,393,063	0.31
GNMA %%	3.00	3-21-2047	8,000,000	8,094,687	0.27
GNMA	3.50	4-20-2045	9,048,129	9,429,422	0.31
GNMA	3.50	4-20-2046	9,598,941	9,991,524	0.33
GNMA	3.50	7-20-2046	8,849,135	9,211,051	0.30
Other securities				5,615,645	0.18

Total Agency Securities (Cost $801,271,277)				806,474,799	26.42

Corporate Bonds and Notes: 20.77%

Consumer Discretionary: 1.89%

Auto Components: 0.04%
Other securities				1,122,349	0.04

Automobiles: 0.08%
Other securities				2,380,990	0.08

Diversified Consumer Services: 0.05%
Other securities				1,445,332	0.05

Hotels, Restaurants & Leisure: 0.16%
Other securities				4,948,668	0.16

Household Durables: 0.09%
Other securities				2,762,750	0.09

Internet & Direct Marketing Retail: 0.09%
Other securities				2,746,024	0.09

Leisure Products: 0.01%
Other securities				433,470	0.01

Media: 0.96%
Other securities				29,314,776	0.96

Multiline Retail: 0.14%
Other securities				4,281,815	0.14

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Specialty Retail: 0.24%
Other securities				$7,241,131	0.24%

Textiles, Apparel & Luxury Goods: 0.03%
Other securities				834,405	0.03

Consumer Staples: 1.80%

Beverages: 0.67%
Other securities				20,406,558	0.67

Food & Staples Retailing: 0.47%
Other securities				14,276,946	0.47

Food Products: 0.30%
Other securities				9,302,724	0.30

Household Products: 0.10%
Other securities				3,029,608	0.10

Personal Products: 0.01%
Other securities				172,983	0.01

Tobacco: 0.25%
Other securities				7,784,001	0.25

Energy: 1.79%

Energy Equipment & Services: 0.10%
Other securities				3,023,377	0.10

Oil, Gas & Consumable Fuels: 1.69%
Other securities				51,718,804	1.69

	Interest rate	Maturity date	Principal

Financials: 5.60%

Banks: 2.41%
Wachovia Bank NA (l)	6.60%	1-15-2038	$350,000	460,354	0.02
Wells Fargo & Company (l)	2.15	1-30-2020	1,250,000	1,251,794	0.04
Wells Fargo & Company (l)	3.00	2-19-2025	875,000	856,412	0.03
Wells Fargo & Company (l)	3.00	4-22-2026	875,000	845,054	0.03
Wells Fargo & Company (l)	3.00	10-23-2026	1,000,000	960,700	0.03
Wells Fargo & Company (l)	3.30	9-9-2024	450,000	451,935	0.02
Wells Fargo & Company (l)	3.45	2-13-2023	525,000	531,912	0.02
Wells Fargo & Company (l)	3.50	3-8-2022	700,000	725,676	0.02
Wells Fargo & Company (l)	3.90	5-1-2045	925,000	894,198	0.03
Wells Fargo & Company (l)	4.10	6-3-2026	700,000	716,145	0.02
Wells Fargo & Company (l)	4.13	8-15-2023	700,000	733,415	0.02
Wells Fargo & Company (l)	4.60	4-1-2021	875,000	943,804	0.03
Wells Fargo & Company (l)	5.38	11-2-2043	700,000	793,630	0.03
Wells Fargo & Company (l)	5.61	1-15-2044	700,000	820,366	0.03

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	95

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo Bank NA (l)	5.95%	8-26-2036	$100,000	$122,066	0.00%
Wells Fargo Capital X (l)	5.95	12-1-2086	350,000	373,625	0.01
Other securities				62,044,113	2.03

				73,525,199	2.41

Capital Markets: 1.19%
Other securities				36,284,804	1.19

Consumer Finance: 0.98%
Other securities				29,754,349	0.98

Diversified Financial Services: 0.27%
Other securities				8,099,808	0.27

Insurance: 0.75%
Other securities				23,029,301	0.75

Thrifts & Mortgage Finance: 0.00%
Other securities				106,745	0.00

Health Care: 2.21%

Biotechnology: 0.55%
Other securities				16,874,955	0.55

Health Care Equipment & Supplies: 0.32%
Other securities				9,712,337	0.32

Health Care Providers & Services: 0.58%
Other securities				17,799,467	0.58

Life Sciences Tools & Services: 0.06%
Other securities				1,896,644	0.06

Pharmaceuticals: 0.70%
Other securities				21,279,003	0.70

Industrials: 1.54%

Aerospace & Defense: 0.44%
Other securities				13,332,126	0.44

Air Freight & Logistics: 0.10%
Other securities				2,977,150	0.10

Airlines: 0.06%
Other securities				1,930,751	0.06

Building Products: 0.06%
Other securities				1,798,930	0.06

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Commercial Services & Supplies: 0.12%
Other securities	$3,708,039	0.12%

Electrical Equipment: 0.08%
Other securities	2,470,310	0.08

Industrial Conglomerates: 0.08%
Other securities	2,450,349	0.08

Machinery: 0.26%
Other securities	7,995,046	0.26

Professional Services: 0.03%
Other securities	796,296	0.03

Road & Rail: 0.29%
Other securities	8,975,799	0.29

Trading Companies & Distributors: 0.02%
Other securities	689,755	0.02

Information Technology: 1.94%

Communications Equipment: 0.22%
Other securities	6,652,104	0.22

Electronic Equipment, Instruments & Components: 0.06%
Other securities	1,951,364	0.06

Internet Software & Services: 0.05%
Other securities	1,596,362	0.05

IT Services: 0.34%
Other securities	10,424,406	0.34

Semiconductors & Semiconductor Equipment: 0.24%
Other securities	7,300,317	0.24

Software: 0.60%
Other securities	18,214,133	0.60

Technology Hardware, Storage & Peripherals: 0.43%
Other securities	13,127,438	0.43

Materials: 0.55%

Chemicals: 0.35%
Other securities	10,516,879	0.35

Construction Materials: 0.00%
Other securities	91,167	0.00

Containers & Packaging: 0.01%
Other securities	405,595	0.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	97

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Metals & Mining: 0.10%
Other securities				$3,161,763	0.10%

Paper & Forest Products: 0.09%
Other securities				2,717,560	0.09

Real Estate: 0.74%

Equity REITs: 0.72%
Other securities				22,072,195	0.72

Real Estate Management & Development: 0.02%
Other securities				406,441	0.02

Telecommunication Services: 0.84%

Diversified Telecommunication Services: 0.83%
Other securities				25,257,384	0.83

Wireless Telecommunication Services: 0.01%
Other securities				359,014	0.01

Utilities: 1.87%

Electric Utilities: 1.42%
Other securities				43,427,320	1.42

Gas Utilities: 0.10%
Other securities				2,980,449	0.10

Independent Power & Renewable Electricity Producers: 0.01%
Other securities				308,241	0.01

Multi-Utilities: 0.33%
Other securities				10,048,310	0.33

Water Utilities: 0.01%
Other securities				216,055	0.01

Total Corporate Bonds and Notes (Cost $609,715,679)				633,948,371	20.77

	Interest rate	Maturity date	Principal

Foreign Government Bonds @: 24.84%
France Government Bond (EUR)	0.00-8.50%	4-25-2018 to 5-25-2066	58,882,000	73,127,338	2.40
Italy Buoni Poliennali del Tesoro (EUR)	0.05-9.00	5- 15-2018 to 3-1-2067	58,047,000	69,996,968	2.29
Japan Government Ten Year Bond (JPY)	0.10-1.80	3-20-2018 to 12-20-2026	14,803,950,000	136,793,437	4.48
Japan Government Thirty Year Bond (JPY)	0.30-2.90	5- 20-2030 to 9-20-2046	3,862,850,000	43,535,175	1.43
Japan Government Twenty Year Bond (JPY)	0.20-2.50	9-20-2018 to 12-20-2036	12,297,600,000	127,105,717	4.16
United Kingdom Gilt (GBP)	0.50-8.00	3- 7-2018 to 7-22-2068	51,806,000	82,893,099	2.72
Other securities				224,765,747	7.36

Total Foreign Government Bonds (Cost $813,427,309)				758,217,481	24.84

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 23.20%
U.S. Treasury Bond	2.25-6.25%	2-15-2026 to 2-15-2047	$86,116,000	$91,155,596	2.99%
U.S. Treasury Bond	2.50	2-15-2045	9,922,000	9,004,602	0.29
U.S. Treasury Bond	3.63	2-15-2044	6,824,000	7,675,137	0.25
U.S. Treasury Note	0.63	6-30-2018	10,000,000	9,943,750	0.33
U.S. Treasury Note	0.75	4-30-2018	10,000,000	9,969,530	0.33
U.S. Treasury Note	0.75-9.13	3-15-2018 to 2-15-2027	279,320,000	284,468,738	9.32
U.S. Treasury Note	1.00	6-30-2019	7,496,000	7,439,195	0.24
U.S. Treasury Note	1.00	11-30-2019	6,999,000	6,917,525	0.23
U.S. Treasury Note	1.13	4-30-2020	10,498,000	10,360,214	0.34
U.S. Treasury Note	1.25	10-31-2018	6,999,000	7,009,387	0.23
U.S. Treasury Note	1.25	2-29-2020	6,999,000	6,947,053	0.23
U.S. Treasury Note	1.25	10-31-2021	10,100,000	9,815,150	0.32
U.S. Treasury Note	1.38	9-30-2018	7,698,000	7,727,768	0.25
U.S. Treasury Note	1.38	4-30-2020	10,848,000	10,786,557	0.35
U.S. Treasury Note	1.38	5-31-2020	6,999,000	6,952,793	0.23
U.S. Treasury Note	1.38	4-30-2021	6,999,000	6,880,619	0.23
U.S. Treasury Note	1.38	5-31-2021	6,999,000	6,873,235	0.23
U.S. Treasury Note	1.50	8-31-2018	8,398,000	8,447,204	0.28
U.S. Treasury Note	1.63	3-31-2019	6,999,000	7,049,855	0.23
U.S. Treasury Note	1.63	2-15-2026	9,798,000	9,215,480	0.30
U.S. Treasury Note	1.63	5-15-2026	7,698,000	7,224,696	0.24
U.S. Treasury Note	1.75	5-15-2023	8,748,000	8,562,787	0.28
U.S. Treasury Note	2.00	11-30-2020	6,999,000	7,073,910	0.23
U.S. Treasury Note	2.00	2-15-2025	11,548,000	11,299,903	0.37
U.S. Treasury Note	2.00	8-15-2025	9,448,000	9,205,895	0.30
U.S. Treasury Note	2.00	11-15-2026	7,249,000	7,012,277	0.23
U.S. Treasury Note	2.13	8-31-2020	9,098,000	9,247,971	0.30
U.S. Treasury Note	2.13	1-31-2021	6,999,000	7,100,157	0.23
U.S. Treasury Note	2.13	8-15-2021	6,999,000	7,079,104	0.23
U.S. Treasury Note	2.13	5-15-2025	6,999,000	6,900,027	0.23
U.S. Treasury Note	2.25	11-15-2024	7,947,000	7,934,587	0.26
U.S. Treasury Note	2.25	11-15-2025	8,048,000	7,985,757	0.26
U.S. Treasury Note	2.38	8-15-2024	10,498,000	10,592,723	0.35
U.S. Treasury Note	2.50	8-15-2023	9,973,000	10,191,937	0.33
U.S. Treasury Note	2.50	5-15-2024	10,848,000	11,053,092	0.36
U.S. Treasury Note	2.63	8-15-2020	8,398,000	8,678,149	0.28
U.S. Treasury Note	2.63	11-15-2020	10,498,000	10,850,260	0.36
U.S. Treasury Note	2.75	2-15-2024	12,772,000	13,233,491	0.43
U.S. Treasury Note	3.63	8-15-2019	6,649,000	7,011,577	0.23
U.S. Treasury Note	3.63	2-15-2020	14,347,000	15,232,998	0.50

Total U.S. Treasury Securities (Cost $702,256,252)				708,110,686	23.20

Yankee Corporate Bonds and Notes: 4.08%

Consumer Discretionary: 0.06%

Auto Components: 0.01%
Other securities				184,965	0.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	99

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Media: 0.05%
Other securities	$1,702,546	0.05%

Consumer Staples: 0.07%

Beverages: 0.07%
Other securities	2,043,857	0.07

Energy: 0.42%

Oil, Gas & Consumable Fuels: 0.42%
Other securities	12,696,960	0.42

Financials: 2.32%

Banks: 1.66%
Other securities	50,506,852	1.66

Capital Markets: 0.09%
Other securities	2,891,033	0.09

Diversified Financial Services: 0.49%
Other securities	15,069,969	0.49

Insurance: 0.08%
Other securities	2,367,103	0.08

Health Care: 0.37%

Health Care Equipment & Supplies: 0.01%
Other securities	362,415	0.01

Pharmaceuticals: 0.36%
Other securities	11,080,371	0.36

Industrials: 0.20%

Industrial Conglomerates: 0.04%
Other securities	1,052,122	0.04

Machinery: 0.01%
Other securities	398,789	0.01

Road & Rail: 0.07%
Other securities	2,235,144	0.07

Trading Companies & Distributors: 0.08%
Other securities	2,470,732	0.08

Information Technology: 0.09%

Communications Equipment: 0.01%
Other securities	285,798	0.01

Internet Software & Services: 0.05%
Other securities	1,438,392	0.05

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name			Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 0.03%
Other securities			$1,038,616	0.03%

Materials: 0.23%

Chemicals: 0.08%
Other securities			2,408,767	0.08

Metals & Mining: 0.13%
Other securities			4,131,790	0.13

Paper & Forest Products: 0.02%
Other securities			636,548	0.02

Telecommunication Services: 0.30%

Diversified Telecommunication Services: 0.16%
Other securities			4,934,784	0.16

Wireless Telecommunication Services: 0.14%
Other securities			4,226,882	0.14

Utilities: 0.02%

Electric Utilities: 0.00%
Other securities			116,271	0.00

Independent Power & Renewable Electricity Producers: 0.01%
Other securities			204,762	0.01

Water Utilities: 0.01%
Other securities			182,988	0.01

Total Yankee Corporate Bonds and Notes (Cost $121,684,308)			124,668,456	4.08

Yankee Government Bonds: 0.05%
Other securities			1,415,805	0.05

Total Yankee Government Bonds (Cost $1,400,418)			1,415,805	0.05

	Yield	Shares
Short-Term Investments: 2.52%

Investment Companies: 2.52%
Securities Lending Cash Investment LLC (l)(r)(u)	0.84%	11,559,329	11,560,485	0.38
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.48	65,307,347	65,307,347	2.14

Total Short-Term Investments (Cost $76,867,579)			76,867,832	2.52

Total investments in securities (Cost $3,126,622,822) *			3,109,703,430	101.88
Other assets and liabilities, net			(57,332,840)	(1.88)

Total net assets			$3,052,370,590	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	101

DIVERSIFIED FIXED INCOME PORTFOLIO

%%	Security issued on a when-issued basis
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
@	Foreign bond principal is denominated in the local currency of the issuer.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $3,127,989,725 and unrealized gains (losses) consists of:

Gross unrealized gains	$71,734,494
Gross unrealized losses	(90,020,789)

Net unrealized losses	$(18,286,295)

The following table shows the percent of total long-term investments by geographic location as of February 28, 2017:

United States	70.66%
Japan	12.07
United Kingdom	3.61
France	2.68
Italy	2.35
Germany	1.84
Spain	1.38
Canada	1.28
Netherlands	1.08
Other	3.05

100.00%

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 96.63%

Consumer Discretionary: 13.29%

Auto Components: 0.90%
Other securities		$41,715,889	0.90%

Automobiles: 1.19%
Toyota Motor Corporation	212,500	12,039,365	0.26
Other securities		43,293,070	0.93

		55,332,435	1.19

Distributors: 0.22%
Other securities		10,214,765	0.22

Diversified Consumer Services: 0.19%
Other securities		8,807,963	0.19

Hotels, Restaurants & Leisure: 2.09%
Marriott International Incorporated Class A	92,300	8,029,177	0.17
Other securities		89,280,365	1.92

		97,309,542	2.09

Household Durables: 1.03%
Other securities		48,144,802	1.03

Internet & Direct Marketing Retail: 1.41%
Amazon.com Incorporated †	36,227	30,613,264	0.66
The Priceline Group Incorporated †	4,596	7,924,101	0.17
Other securities		27,107,849	0.58

		65,645,214	1.41

Leisure Products: 0.22%
Other securities		10,394,670	0.22

Media: 2.31%
Naspers Limited	59,393	9,497,764	0.21
The Walt Disney Company	134,400	14,796,096	0.32
Other securities		83,126,529	1.78

		107,420,389	2.31

Multiline Retail: 0.52%
Other securities		24,194,087	0.52

Specialty Retail: 2.23%
Ross Stores Incorporated	114,388	7,844,729	0.17
The Home Depot Incorporated	112,520	16,305,273	0.35
Other securities		79,712,380	1.71

		103,862,382	2.23

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	103

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 0.98%
Other securities		$45,705,543	0.98%

Consumer Staples: 6.34%

Beverages: 1.25%
PepsiCo Incorporated	71,619	7,905,305	0.17
The Coca-Cola Company	193,874	8,134,953	0.18
Other securities		42,012,691	0.90

		58,052,949	1.25

Food & Staples Retailing: 1.21%
Other securities		56,337,764	1.21

Food Products: 2.10%
Nestle SA	145,582	10,762,646	0.23
Other securities		87,329,061	1.87

		98,091,707	2.10

Household Products: 0.64%
The Procter & Gamble Company	133,668	12,173,145	0.26
Other securities		17,624,601	0.38

		29,797,746	0.64

Personal Products: 0.51%
Other securities		23,611,410	0.51

Tobacco: 0.63%
Philip Morris International Incorporated	77,443	8,468,392	0.18
Other securities		21,094,112	0.45

		29,562,504	0.63

Energy: 5.68%

Energy Equipment & Services: 0.96%
Schlumberger Limited	127,755	10,266,392	0.22
Other securities		34,208,180	0.74

		44,474,572	0.96

Oil, Gas & Consumable Fuels: 4.72%
Chevron Corporation	94,316	10,610,550	0.23
Exxon Mobil Corporation	208,252	16,935,053	0.36
Other securities		192,466,215	4.13

		220,011,818	4.72

Financials: 16.52%

Banks: 8.34%
Bank of America Corporation	504,745	12,457,107	0.27
China Construction Bank H Shares	12,717,990	10,468,762	0.23

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Banks (continued)
Citigroup Incorporated	142,330	$8,512,757	0.18%
Commonwealth Bank of Australia	128,582	8,115,421	0.17
JPMorgan Chase & Company	179,693	16,283,780	0.35
Wells Fargo & Company (l)	225,784	13,068,378	0.28
Other securities		319,624,873	6.86

		388,531,078	8.34

Capital Markets: 2.33%
Other securities		108,756,504	2.33

Consumer Finance: 0.45%
Other securities		20,789,863	0.45

Diversified Financial Services: 0.76%
Berkshire Hathaway Incorporated Class B †	95,400	16,353,468	0.35
Other securities		18,985,554	0.41

		35,339,022	0.76

Insurance: 4.02%
Other securities		187,053,241	4.02

Mortgage REITs: 0.35%
Other securities		16,259,086	0.35

Thrifts & Mortgage Finance: 0.27%
Other securities		12,398,370	0.27

Health Care: 9.44%

Biotechnology: 2.05%
Celgene Corporation †	71,124	8,784,525	0.19
Other securities		86,468,411	1.86

		95,252,936	2.05

Health Care Equipment & Supplies: 1.58%
Other securities		73,578,002	1.58

Health Care Providers & Services: 2.04%
UnitedHealth Group Incorporated	87,363	14,448,093	0.31
Other securities		80,647,791	1.73

		95,095,884	2.04

Health Care Technology: 0.21%
Other securities		9,986,122	0.21

Life Sciences Tools & Services: 0.63%
Other securities		29,107,897	0.63

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	105

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals: 2.93%
Allergan plc	34,434	$8,430,132	0.18%
Johnson & Johnson	136,696	16,705,618	0.36
Merck & Company Incorporated	137,685	9,069,311	0.20
Novartis AG	122,893	9,593,081	0.21
Pfizer Incorporated	303,071	10,340,783	0.22
Roche Holding AG Genusschein	32,865	8,007,234	0.17
Other securities		74,419,695	1.59

		136,565,854	2.93

Industrials: 11.09%

Aerospace & Defense: 1.21%
Other securities		56,459,920	1.21

Air Freight & Logistics: 0.30%
Other securities		14,154,358	0.30

Airlines: 0.48%
Other securities		22,395,443	0.48

Building Products: 0.67%
Johnson Controls International plc	225,167	9,443,504	0.20
Other securities		21,635,464	0.47

		31,078,968	0.67

Commercial Services & Supplies: 0.73%
Other securities		33,971,428	0.73

Construction & Engineering: 0.71%
Other securities		33,133,261	0.71

Electrical Equipment: 0.75%
Other securities		35,137,712	0.75

Industrial Conglomerates: 0.99%
General Electric Company	441,838	13,171,191	0.28
Other securities		32,968,103	0.71

		46,139,294	0.99

Machinery: 2.39%
Other securities		111,211,413	2.39

Marine: 0.11%
Other securities		5,013,710	0.11

Professional Services: 0.64%
Other securities		29,845,476	0.64

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 0.94%
Union Pacific Corporation	75,700	$8,171,058	0.18%
Other securities		35,506,613	0.76

		43,677,671	0.94

Trading Companies & Distributors: 0.92%
Other securities		42,614,110	0.92

Transportation Infrastructure: 0.25%
Other securities		11,448,845	0.25

Information Technology: 17.08%

Communications Equipment: 0.92%
Cisco Systems Incorporated	250,750	8,570,635	0.18
Other securities		34,029,995	0.74

		42,600,630	0.92

Electronic Equipment, Instruments & Components: 1.50%
Other securities		69,995,070	1.50

Internet Software & Services: 3.19%
Alibaba Group Holding Limited ADR †	146,318	15,056,122	0.32
Alphabet Incorporated Class A †	27,182	22,966,887	0.49
Alphabet Incorporated Class C †	27,245	22,428,356	0.48
Facebook Incorporated Class A †	214,895	29,126,868	0.63
Tencent Holdings Limited	732,700	19,537,660	0.42
Other securities		39,302,973	0.85

		148,418,866	3.19

IT Services: 3.02%
MasterCard Incorporated Class A	87,400	9,654,204	0.21
Visa Incorporated Class A	171,494	15,081,182	0.32
Other securities		115,947,782	2.49

		140,683,168	3.02

Semiconductors & Semiconductor Equipment: 3.04%
Intel Corporation	236,702	8,568,612	0.18
Taiwan Semiconductor Manufacturing Company Limited	2,532,863	15,581,269	0.34
Other securities		117,497,260	2.52

		141,647,141	3.04

Software: 2.86%
Microsoft Corporation	388,373	24,848,105	0.53
Other securities		108,391,051	2.33

		133,239,156	2.86

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	107

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 2.55%
Apple Incorporated	489,543	$67,062,496	1.44%
Samsung Electronics Company Limited	8,038	13,662,645	0.29
Other securities		37,974,654	0.82

		118,699,795	2.55

Materials: 5.50%

Chemicals: 2.50%
Other securities		116,493,412	2.50

Construction Materials: 0.52%
Other securities		23,986,709	0.52

Containers & Packaging: 0.59%
Other securities		27,492,419	0.59

Metals & Mining: 1.78%
Other securities		82,860,853	1.78

Paper & Forest Products: 0.11%
Other securities		5,207,818	0.11

Real Estate: 5.96%

Equity REITs: 5.05%
Other securities		235,175,279	5.05

Real Estate Management & Development: 0.91%
Other securities		42,346,205	0.91

Telecommunication Services: 2.24%

Diversified Telecommunication Services: 1.34%
AT&T Incorporated	306,677	12,816,032	0.28
Verizon Communications Incorporated	203,597	10,104,519	0.22
Other securities		39,658,027	0.84

		62,578,578	1.34

Wireless Telecommunication Services: 0.90%
China Mobile Limited	750,000	8,270,105	0.18
Other securities		33,523,340	0.72

		41,793,445	0.90

Utilities: 3.49%

Electric Utilities: 1.52%
Other securities		70,895,576	1.52

Gas Utilities: 0.53%
Other securities		24,798,978	0.53

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Independent Power & Renewable Electricity Producers: 0.26%
Other securities	$11,986,909	0.26%

Multi-Utilities: 0.99%
Other securities	45,760,635	0.99

Water Utilities: 0.19%
Other securities	8,891,439	0.19

Total Common Stocks (Cost $3,212,145,714)	4,499,235,700	96.63

Preferred Stocks: 0.53%

Consumer Discretionary: 0.06%

Automobiles: 0.05%
Other securities	2,305,038	0.05

Multiline Retail: 0.01%
Other securities	600,453	0.01

Consumer Staples: 0.03%

Beverages: 0.00%
Other securities	53,407	0.00

Household Products: 0.03%
Other securities	1,040,943	0.03

Personal Products: 0.00%
Other securities	72,334	0.00

Energy: 0.07%

Oil, Gas & Consumable Fuels: 0.07%
Other securities	3,392,799	0.07

Financials: 0.24%

Banks: 0.24%
Other securities	11,184,627	0.24

Health Care: 0.01%

Biotechnology: 0.01%
Other securities	257,416	0.01

Health Care Equipment & Supplies: 0.00%
Other securities	156,775	0.00

Life Sciences Tools & Services: 0.00%
Other securities	13	0.00

Information Technology: 0.04%

Technology Hardware, Storage & Peripherals: 0.04%
Other securities	1,704,044	0.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	109

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Materials: 0.07%

Chemicals: 0.01%
Other securities	$536,359	0.01%

Metals & Mining: 0.06%
Other securities	2,784,335	0.06

Real Estate: 0.00%

Real Estate Management & Development: 0.00%
Other securities	26,672	0.00

Telecommunication Services: 0.01%

Diversified Telecommunication Services: 0.01%
Other securities	524,165	0.01

Utilities: 0.00%

Multi-Utilities: 0.00%
Other securities	26,686	0.00

Total Preferred Stocks (Cost $20,379,836)	24,666,066	0.53

Rights: 0.00%

Financials: 0.00%

Banks: 0.00%
Other securities	10,959	0.00

Capital Markets: 0.00%
Other securities	7,083	0.00

Health Care: 0.00%

Biotechnology: 0.00%
Other securities	0	0.00

Industrials: 0.00%

Airlines: 0.00%
Other securities	8,557	0.00

Total Rights (Cost $0)	26,599	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Other securities	25,018	0.00

Media: 0.00%
Other securities	96	0.00

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2017

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities			$160	0.00%

Industrials: 0.00%

Industrial Conglomerates: 0.00%
Other securities			1,204	0.00

Total Warrants (Cost $39,410)			26,478	0.00

	Yield	Shares
Short-Term Investments: 4.62%

Investment Companies: 4.62%
Securities Lending Cash Investment LLC (l)(r)(u)	0.84%	129,965,153	129,978,150	2.79
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.48	85,261,994	85,261,994	1.83

Total Short-Term Investments (Cost $215,231,010)			215,240,144	4.62

Total investments in securities (Cost $3,447,795,970) *			4,739,194,987	101.78
Other assets and liabilities, net			(83,019,615)	(1.78)

Total net assets			$4,656,175,372	100.00%

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,480,809,811 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,574,711,752
Gross unrealized losses	(316,326,576)

Net unrealized gains	$1,258,385,176

The following table shows percent of total long-term investments by geographic locations as of February 28, 2017:

United States	63.64%
Japan	6.71
China	3.28
United Kingdom	3.18
Taiwan	1.79
Australia	1.75
Canada	1.59
Switzerland	1.53
India	1.47
Ireland	1.42
South Korea	1.33
Germany	1.31
France	1.31
Other	9.69

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	111

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 16.88%
Banco del Estado de Chile	1.10%	4-18-2017	$2,000,000	$2,000,900
Bank of Montreal	1.17	6-7-2017	3,000,000	3,001,860
Bank of Nova Scotia ±	1.32	5-11-2017	4,000,000	4,003,760
Chiba Bank Limited	1.10	3-13-2017	5,000,000	5,000,600
Chiba Bank Limited	1.10	3-23-2017	5,000,000	5,000,900
Cooperatieve Centrale ±	1.14	7-10-2017	5,000,000	5,002,250
Credit Suisse (New York) ±	1.47	5-12-2017	4,000,000	4,005,000
HSBC Bank plc 144A±	1.20	6-7-2017	4,000,000	4,002,800
KBC Bank	0.58	3-1-2017	15,000,000	15,000,000
Mizuho Bank Limited	1.10	5-5-2017	3,000,000	3,001,410
Mizuho Bank Limited ±	1.53	3-7-2017	4,000,000	4,000,680
National Bank of Kuwait	0.58	3-1-2017	14,250,000	14,250,000
NBAD Americas NV	0.58	3-1-2017	13,000,000	13,000,000
Norinchukin Bank	1.03	5-16-2017	8,000,000	8,001,360
Norinchukin Bank	1.11	6-8-2017	5,000,000	5,000,650
Sumitomo Mitsui Banking Corporation ±	1.43	4-18-2017	3,000,000	3,002,430
Swedbank ±	1.12	5-22-2017	3,000,000	3,001,530

Total Certificates of Deposit (Cost $100,254,002)				100,276,130

Commercial Paper: 39.08%
Albion Capital Corporation (z)	0.90	4-18-2017	2,000,000	1,998,040
Alpine Securitization Limited 144A±(p)	1.02	8-14-2017	7,000,000	6,999,720
Alpine Securitization Limited 144A(p)(z)	1.11	5-31-2017	3,000,000	2,991,900
Alpine Securitization Limited 144A(p)(z)	1.18	3-21-2017	2,000,000	1,999,100
Anglesea Funding LLC 144A±	1.01	6-30-2017	3,000,000	2,999,940
Banco de Credito e Inversiones 144A(z)	1.00	3-2-2017	6,000,000	5,999,640
Banco de Credito e Inversiones 144A(z)	1.00	3-10-2017	3,000,000	2,999,160
Banco de Credito e Inversiones 144A(z)	1.00	3-15-2017	4,000,000	3,998,280
Barton Capital Corporation 144A(z)	0.97	3-9-2017	3,000,000	2,999,400
Berkshire Hathaway Incorporated 144A(z)	0.92	3-17-2017	2,000,000	1,999,080
BPCE 144A(z)	1.15	5-31-2017	3,000,000	2,992,890
BPCE 144A(z)	1.16	5-1-2017	4,000,000	3,994,400
Caisse Centrale Desjardins du Quebec 144A(z)	0.89	3-8-2017	2,000,000	1,999,620
Cedar Spring Capital Company 144A(p)(z)	1.18	5-9-2017	4,000,000	3,991,040
CenterPoint Energy 144A(z)	1.10	3-15-2017	2,000,000	1,999,200
Charles Schwab Corporation 144A(z)	0.75	3-3-2017	3,000,000	2,999,820
Chesham Finance Limited 144A(p)(z)	0.73	3-1-2017	14,000,000	13,999,825
Commonwealth Bank of Australia 144A±	1.41	4-19-2017	6,000,000	6,005,160
Concord Minutemen Capital Company 144A(p)(z)	0.95	4-12-2017	4,000,000	3,995,960
Concord Minutemen Capital Company 144A(p)(z)	0.95	5-2-2017	2,000,000	1,996,800
DBS Bank Limited 144A(z)	1.04	4-4-2017	3,000,000	2,997,960
DBS Bank Limited 144A(z)	1.04	5-17-2017	5,000,000	4,990,800
Erste Abwicklungsanstalt 144A(z)	1.04	4-25-2017	2,000,000	1,997,820
Erste Bank der Oesterreichischen Sparkassen AG 144A±	1.12	3-14-2017	3,000,000	3,000,510
Federation Des Caisses 144A(z)	1.00	4-12-2017	2,000,000	1,998,300
ING Funding LLC ±	1.22	5-30-2017	4,000,000	4,003,040
Institutional Secured Funding LLC 144A(p)(z)	1.10	4-3-2017	4,000,000	3,996,920
Kells Funding LLC 144A(p)(z)	1.00	5-26-2017	3,000,000	2,992,710
Kells Funding LLC 144A(p)±	1.13	5-2-2017	4,000,000	4,002,080

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 28, 2017

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Korea Development Bank (z)	0.93%	4-21-2017	$2,000,000	$1,997,900
Lexington Parker Capital Company LLC 144A(p)(z)	0.95	4-10-2017	4,000,000	3,996,200
Lexington Parker Capital Company LLC 144A(p)(z)	1.15	4-20-2017	5,000,000	4,993,850
LMA Americas LLC 144A(z)	1.05	3-7-2017	3,000,000	2,999,580
LMA Americas LLC 144A(z)	1.24	7-3-2017	2,000,000	1,991,840
Macquarie Bank Limited 144A(z)	0.90	3-7-2017	2,000,000	1,999,700
Manhattan Asset Funding Company LLC 144A(p)(z)	0.84	3-9-2017	3,000,000	2,999,460
Mitsubishi UFJ Trust & Banking Corporation (z)	1.07	4-21-2017	6,000,000	5,992,980
Mont Blanc Capital Corporation 144A(p)(z)	0.90	3-27-2017	4,000,000	3,997,640
Mountcliff Funding LLC 144A(p)(z)	1.15	5-1-2017	3,000,000	2,994,780
Nationwide Building Society 144A(z)	1.10	4-3-2017	5,000,000	4,995,750
Nationwide Building Society 144A(z)	1.11	5-24-2017	2,000,000	1,994,860
Nederlandse Waterschapsbank 144A(z)	0.90	4-24-2017	2,000,000	1,997,860
Oversea-Chinese Banking Corporation 144A(z)	1.05	4-10-2017	5,000,000	4,995,800
Oversea-Chinese Banking Corporation 144A±	1.17	7-19-2017	5,000,000	5,002,650
Regency Markets No.1 LLC 144A(p)(z)	0.82	3-8-2017	10,000,000	9,998,400
Ridgefield Funding Company 144A(p)(z)	1.05	4-3-2017	10,000,000	9,992,300
Salt River Project Agricultural Improvement and Power District (z)	0.82	3-20-2017	4,000,000	3,998,160
Sumitomo Trust & Banking Company 144A(z)	1.09	6-14-2017	8,000,000	7,975,680
Suncorp Group Limited 144A(z)	1.17	6-27-2017	2,000,000	1,991,432
Swedish Export Credit (z)	0.87	4-28-2017	10,000,000	9,988,400
United Overseas Bank Limited 144A(z)	0.84	3-23-2017	10,000,000	9,995,600
United Overseas Bank Limited 144A(z)	1.05	4-24-2017	2,000,000	1,997,760
Versailles Commercial Paper LLC 144A±	1.03	6-1-2017	8,000,000	8,000,000
Victory Receivables 144A(p)(z)	0.94	3-3-2017	3,000,000	2,999,760
Victory Receivables 144A(p)(z)	0.95	3-10-2017	3,309,000	3,308,140

Total Commercial Paper (Cost $232,100,159)				232,135,597

Corporate Bonds and Notes: 5.14%

Financials: 0.67%

Banks: 0.67%
ANZ New Zealand International Limited of London 144A	1.40	4-27-2017	1,000,000	1,000,555
Suncorp Metway Limited 144A±	1.70	3-28-2017	3,000,000	3,001,623

				4,002,178

Health Care: 4.38%

Health Care Providers & Services: 4.38%
Keep Memory Alive ±§	0.73	5-1-2037	920,000	920,000
Providence Health & Services ±§	0.73	10-1-2042	7,960,000	7,960,000
Providence St. Joseph Health ±§	0.72	10-1-2047	9,000,000	9,000,000
Steadfast Crestvilla LLC Series A ±§	0.75	2-1-2056	5,000,000	5,000,000
Steadfast Crestvilla LLC Series B ±§	0.75	2-1-2056	3,160,000	3,160,000

				26,040,000

Materials: 0.09%

Metals & Mining: 0.09%
SSAB AB Series A ±§	0.75	6-1-2035	500,000	500,000

Total Corporate Bonds and Notes (Cost $30,541,361)				30,542,178

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	113

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 33.07%

California: 1.85%
California Tender Option Bond Trust Receipts/Certificates Palomar Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144Aø	0.94%	8-1-2037	$2,000,000	$2,000,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144Aø	0.80	4-5-2019	7,000,000	7,000,000
San Francisco City & County CA Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	1.10	11-1-2041	2,000,000	2,000,000

				11,000,000

Colorado: 2.55%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.69	10-1-2034	805,000	805,000
Colorado HFA MFHR Class II Series A-2 (Housing Revenue, FHLB SPA) ø	0.85	10-1-2033	3,100,000	3,100,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA) ø	0.80	5-1-2052	10,240,000	10,240,000
Colorado Southern Ute Indian Tribe Reservation (Miscellaneous Revenue) ø	0.73	1-1-2027	1,000,000	1,000,000

				15,145,000

Connecticut: 0.85%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	1.30	4-15-2046	5,065,000	5,065,000

District of Columbia: 2.02%
Howard University (Education Revenue) ø	0.80	8-1-2031	12,000,000	12,000,000

Florida: 1.63%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144Aø	0.84	10-1-2030	2,000,000	2,000,000
Orlando & Orange County FL Expressway Authority Series 2007 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ) ø	0.68	7-1-2042	3,000,000	3,000,000
West Palm Beach FL Utilities Systems Series C (Water & Sewer Revenue, AGC Insured, JPMorgan Chase & Company SPA) ø	0.69	10-1-2038	4,705,000	4,705,000

				9,705,000

Georgia: 0.84%
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC) ø	1.05	12-1-2022	5,000,000	5,000,000

Idaho: 0.66%
Idaho HFA Series A3 Class II (Housing Revenue, Barclays Bank plc SPA) ø	0.85	7-1-2034	1,965,000	1,965,000
Idaho HFA Series A4 Class II (Housing Revenue, Barclays Bank plc LIQ) ø	0.85	1-1-2036	1,960,000	1,960,000

				3,925,000

Illinois: 0.90%
Illinois Tender Option Bond Trust Receipts/Certificates Northwestern University Series 2017-TPG004 (Education Revenue, Bank of America NA LIQ) 144Aø	0.75	12-1-2038	5,350,000	5,350,000

Iowa: 1.01%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.85	4-1-2022	6,000,000	6,000,000

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 28, 2017

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Louisiana: 1.35%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144Aø	1.00%	2-1-2045	$8,000,000	$8,000,000

Maryland: 1.18%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA) ø	0.68	9-1-2033	7,000,000	7,000,000

Minnesota: 0.02%
RBC Municipal Products Incorporated Trust Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144Aø	0.80	5-31-2018	115,000	115,000

Nebraska: 0.65%
Nebraska Tender Option Bond Trust Receipts/Certificates Omaha Packaging Facilities Corporation Series SGT13 (Miscellaneous Revenue, Societe Generale LIQ) 144Aø	0.90	3-1-2033	3,850,000	3,850,000

New York: 6.24%
New York HFA 222 East 44th Street Series B (Housing Revenue, Bank of China LOC) ø	1.12	5-1-2050	1,000,000	1,000,000
New York HFA 605 West 42nd Street Series B (Housing Revenue, Bank of China LOC) ø	1.10	5-1-2048	16,000,000	16,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC) ø	1.11	11-1-2049	1,000,000	1,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC) ø	1.25	11-1-2049	11,100,000	11,100,000
New York NY Municipal Water Finance Series F1B-RMKT (Water & Sewer Revenue, U.S. Bank NA SPA) ø	0.63	6-15-2035	4,000,000	4,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø(i)	1.23	7-1-2017	4,000,000	4,000,000

				37,100,000

North Carolina: 0.83%
Charlotte NC NASCAR Project Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.73	6-1-2035	2,000,000	2,000,000
North Carolina Medical Care Commission FirstHealth Carolina Project Series 2008A (Health Revenue, Branch Banking & Trust SPA) ø	0.68	10-1-2028	2,915,000	2,915,000

				4,915,000

North Dakota: 0.34%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA) ø	0.75	1-1-2047	2,000,000	2,000,000

Ohio: 0.31%
Ohio HFA Residential Management Series J (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.72	9-1-2035	1,830,000	1,830,000

Oklahoma: 1.28%
RBC Municipal Products Incorporated Trust Series E-77 (Transportation Revenue, Royal Bank of Canada LOC) 144Aø	0.80	7-13-2017	7,635,000	7,635,000

Oregon: 0.17%
Oregon Tender Option Bond Trust Receipts/Certificates Series 2016-XF2340 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	1.03	5-1-2035	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	115

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Other: 1.03%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) ø	0.70%	2-15-2028	$6,106,000	$6,106,000

Pennsylvania: 0.34%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø(i)	1.23	7-1-2017	2,000,000	2,000,000

South Carolina: 2.93%
South Carolina Public Service Authority (Utilities Revenue) (z)	0.82	3-8-2017	10,000,000	10,000,200
South Carolina Public Service Authority (Utilities Revenue) (z)	0.82	3-9-2017	7,402,000	7,402,148

				17,402,348

Tennessee: 0.84%
Montgomery County TN Industrial Development Bonds Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) ø	1.10	12-1-2024	5,000,000	5,000,000

Texas: 2.07%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue) ø	0.76	10-1-2036	5,000,000	5,000,000
Port Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue) ø	0.73	5-1-2033	1,000,000	1,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue) ø	0.69	3-1-2042	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue) ø	0.73	4-1-2028	2,500,000	2,500,000
Texas Department of Housing & Community Affairs Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured, Texas State Treasurer SPA) ø	0.69	9-1-2038	790,000	790,000

				12,290,000

Utah: 0.84%
Utah Water Finance Agency Series B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	0.68	10-1-2037	5,000,000	5,000,000

Wisconsin: 0.34%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.72	5-1-2030	2,000,000	2,000,000

Total Municipal Obligations (Cost $196,433,000)				196,433,348

Other: 3.37%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§	0.77	8-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§	0.77	8-1-2040	1,000,000	1,000,000
Nuveen Enhanced Municipal Credit Opportunities Fund Series 1 (Citibank NA LIQ) 144A±§	0.79	3-1-2040	3,000,000	3,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.77	2-25-2045	4,000,000	4,000,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.77	3-4-2045	9,000,000	9,000,000

Total Other (Cost $20,000,000)				20,000,000

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—February 28, 2017

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements: 2.36%
GX Clarke & Company, dated 2-28-2017, maturity value $14,000,272 ^^	0.70%	3-1-2017	$14,000,000	$14,000,000

Total Repurchase Agreements (Cost $14,000,000)				14,000,000

Total investments in securities (Cost $593,328,522) *	99.90%	593,387,253
Other assets and liabilities, net	0.10	617,502

Total net assets	100.00%	$594,004,755

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(p)	Asset-backed commercial paper

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation of illiquid is unaudited.

^^	Collateralized by: U.S. government securities, 2.50% to 6.00%, 4-1-2024 to 5-1-2045, fair value including accrued interest is $14,420,296.

*	Cost for federal income tax purposes is $593,328,522 and unrealized gains (losses) consists of:

Gross unrealized gains	$61,178
Gross unrealized losses	(2,447)

Net unrealized gains	$58,731

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2017	Wells Fargo Dow Jones Target Date Funds	117

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,021,354,512	$4,510,886,465	$593,387,253
In affiliated securities, at value (see cost below)	88,348,918	228,308,522	0

Total investments, at value (see cost below)	3,109,703,430	4,739,194,987	593,387,253
Cash	0	2,956,022	37,297
Segregated cash	0	4,251,478	0
Foreign currency, at value (see cost below)	2,439,968	17,860,369	0
Receivable for investments sold	9,287,792	14,500,942	345,000
Receivable for dividends and interest	18,883,574	9,266,654	344,303
Receivable for securities lending income	4,341	84,097	0
Prepaid expenses and other assets	72,228	51,831	4,920

Total assets	3,140,391,333	4,788,166,380	594,118,773

Liabilities
Payable for investments purchased	75,802,937	0	0
Payable upon receipt of securities loaned	11,559,478	129,954,513	0
Payable for daily variation margin on open futures contracts	0	968,961	0
Due to custodian bank	155	0	0
Advisory fee payable	410,913	584,905	47,277
Custodian and accounting fees payable	167,967	392,012	28,890
Professional fees payable	78,467	74,301	35,541
Accrued expenses and other liabilities	826	16,316	2,310

Total liabilities	88,020,743	131,991,008	114,018

Total net assets	$3,052,370,590	$4,656,175,372	$594,004,755

Investments in unaffiliated securities, at cost	$3,038,572,964	$3,226,213,927	$593,328,522

Investments in affiliated securities, at cost	$88,049,858	$221,582,043	$0

Total investments, at cost	$3,126,622,822	$3,447,795,970	$593,328,522

Securities on loan, at value	$11,330,967	$124,577,446	$0

Foreign currency, at cost	$2,446,209	$17,624,169	$0

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Dow Jones Target Date Funds	Statements of operations—year ended February 28, 2017

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest*	$123,138,965	$37,696	$5,231,811
Income from affiliated securities	1,117,886	1,079,800	0
Securities lending income, net	55,322	4,255,802	0
Other income	10,476	62,282	3,443
Dividends**	0	159,914,859	0

Total investment income	124,322,649	165,350,439	5,235,254

Expenses
Advisory fee	7,967,017	11,062,171	807,381
Custody and accounting fees	440,122	1,454,741	93,761
Professional fees	108,869	116,278	44,395
Shareholder report expenses	12,819	20,904	1,927
Trustees’ fees and expenses	24,371	23,455	23,050
Other fees and expenses	25,777	122,048	14,976

Total expenses	8,578,975	12,799,597	985,490

Net investment income	115,743,674	152,550,842	4,249,764

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(17,953,352)	1,405,513,626	33,198
Affiliated securities	408,676	7,869,839	0
Futures transactions	0	37,584,794	0

Net realized gain (losses) on investments	(17,544,676)	1,450,968,259	33,198

Net change in unrealized gains (losses) on:
Unaffiliated securities	(80,818,410)	180,806,377	44,769
Affiliated securities	(747,502)	(3,256,681)	0
Futures transactions	0	1,975,788	0

Net change in unrealized gains (losses) on investments	(81,565,912)	179,525,484	44,769

Net realized and unrealized gains (losses) on investments	(99,110,588)	1,630,493,743	77,967

Net increase in net assets resulting from operations	$16,633,086	$1,783,044,585	$4,327,731

* Net of foreign interest withholding taxes in the amount of	$915,943	$0	$8
** Net of foreign dividend withholding taxes in the amount of	$0	$8,812,339	$0

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	119

	Diversified Fixed Income Portfolio
	Year ended February 28, 2017	Year ended February 29, 2016

Operations
Net investment income	$115,743,674	$141,080,187
Net realized losses on investments	(17,544,676)	(72,730,886)
Net change in unrealized gains (losses) on investments	(81,565,912)	5,299,221

Net increase in net assets resulting from operations	16,633,086	73,648,522

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,103,615,608	1,180,576,977
Withdrawals	(3,412,423,378)	(1,994,426,845)

Net decrease in net assets resulting from capital share transactions	(2,308,807,770)	(813,849,868)

Total decrease in net assets	(2,292,174,684)	(740,201,346)

Net assets
Beginning of period	5,344,545,274	6,084,746,620

End of period	$3,052,370,590	$5,344,545,274

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Year ended February 28, 2017	Year ended February 29, 2016

Operations
Net investment income	$152,550,842	$177,947,840
Net realized gains on investments	1,450,968,259	307,932,833
Net change in unrealized gains (losses) on investments	179,525,484	(1,628,567,751)

Net increase (decrease) in net assets resulting from operations	1,783,044,585	(1,142,687,078)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	877,788,722	1,596,369,458
Withdrawals	(5,950,397,014)	(2,186,652,936)

Net decrease in net assets resulting from capital share transactions	(5,072,608,292)	(590,283,478)

Total decrease in net assets	(3,289,563,707)	(1,732,970,556)

Net assets
Beginning of period	7,945,739,079	9,678,709,635

End of period	$4,656,175,372	$7,945,739,079

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	121

	Short-Term Investment Portfolio
	Year ended February 28, 2017	Year ended February 29, 2016

Operations
Net investment income	$4,249,764	$1,789,194
Net realized gains on investments	33,198	862
Net change in unrealized gains (losses) on investments	44,769	12,131

Net increase in net assets resulting from operations	4,327,731	1,802,187

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	385,434,116	410,642,819
Withdrawals	(639,192,927)	(460,272,218)

Net decrease in net assets resulting from capital share transactions	(253,758,811)	(49,629,399)

Total decrease in net assets	(249,431,080)	(47,827,212)

Net assets
Beginning of period	843,435,835	891,263,047

End of period	$594,004,755	$843,435,835

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses	Total return

Diversified Fixed Income Portfolio
Year ended February 28, 2017	2.26%	0.17%	0.17%	0.84%	48%
Year ended February 29, 2016	2.37%	0.16%	0.16%	1.58%	39%
Year ended February 28, 2015	2.28%	0.16%	0.16%	1.54%	49%
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%

Diversified Stock Portfolio
Year ended February 28, 2017	1.99%	0.17%	0.17%	26.09%	19%
Year ended February 29, 2016	1.99%	0.17%	0.17%	(12.77)%	25%
Year ended February 28, 2015	1.85%	0.16%	0.16%	9.01%	14%
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%

Short-Term Investment Portfolio
Year ended February 28, 2017	0.53%	0.12%	0.12%	0.55%	N/A
Year ended February 29, 2016	0.18%	0.12%	0.12%	0.15%	N/A
Year ended February 28, 2015	0.07%	0.12%	0.12%	(0.03)%	N/A
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.03%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.11%	N/A

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	123

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Diversified Stock Portfolio (“Diversified Stock Portfolio”), and Wells Fargo Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2017, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair

124	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	125

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Diversified Stock Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. A Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

126	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of February 28, 2017:

Diversified Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$806,474,799	$0	$806,474,799

Corporate bonds and notes	0	633,948,371	0	633,948,371

Foreign government bonds	0	758,217,481	0	758,217,481

U.S. Treasury securities	708,110,686	0	0	708,110,686

Yankee corporate bonds and notes	0	124,668,456	0	124,668,456

Yankee government bonds	0	1,415,805	0	1,415,805

Short-term investments
Investment companies	65,307,347	0	0	65,307,347
Investments measured at net asset value*				11,560,485
Total assets	$773,418,033	$2,324,724,912	$0	$3,109,703,430

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $11,560,485 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	127

Diversified Stock Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$618,739,639	$8,042	$0	$618,747,681
Consumer staples	295,454,080	0	0	295,454,080
Energy	263,556,753	929,634	3	264,486,390
Financials	769,035,871	55,338	35,955	769,127,164
Health care	439,586,355	0	340	439,586,695
Industrials	516,074,871	139,503	67,235	516,281,609
Information technology	795,283,825	1	0	795,283,826
Materials	255,663,101	378,110	0	256,041,211
Real estate	277,521,484	0	0	277,521,484
Telecommunication services	104,044,429	327,594	0	104,372,023
Utilities	162,333,537	0	0	162,333,537

Preferred stocks
Consumer discretionary	2,905,491	0	0	2,905,491
Consumer staples	1,166,684	0	0	1,166,684
Energy	3,392,799	0	0	3,392,799
Financials	11,184,627	0	0	11,184,627
Health care	414,204	0	0	414,204
Information technology	1,704,044	0	0	1,704,044
Materials	3,320,694	0	0	3,320,694
Real estate	26,672	0	0	26,672
Telecommunication services	524,165	0	0	524,165
Utilities	26,686	0	0	26,686

Rights
Financials	0	18,042	0	18,042
Industrials	0	8,557	0	8,557

Warrants
Consumer discretionary	0	25,114	0	25,114
Energy	0	160	0	160
Industrials	0	1,204	0	1,204

Short-term investments
Investment companies	85,261,994	0	0	85,261,994
Investments measured at net asset value*				129,978,150
Total assets	$4,607,222,005	$1,891,299	$103,533	$4,739,194,987
Liabilities
Futures contracts	$968,961	$0	$0	$968,961
Total liabilities	$968,961	$0	$0	$968,961

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $129,978,150 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

128	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

Short-Term Investment Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$100,276,130	$0	$100,276,130

Commercial paper	0	232,135,597	0	232,135,597

Corporate bonds and notes	0	30,542,178	0	30,542,178

Municipal obligations	0	196,433,348	0	196,433,348

Other	0	20,000,000	0	20,000,000
Repurchase agreements	0	14,000,000	0	14,000,000
Total assets	$0	$593,387,253	$0	$593,387,253

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at February 28, 2017. As a result, Diversified Stock Portfolio common stocks valued at $1,264,579,301 and preferred stocks valued at $6,080,681 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Diversified Stock Portfolio had no material transfers into/out of Level 3. At February 28, 2017, the Diversified Fixed Income Portfolio and Short-Term Investment Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee from Diversified Fixed Income Portfolio and Diversified Stock Portfolio starting at 0.20% and declining to 0.10% as the average daily net assets of each respective Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the year ended February 28, 2017, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.16%
Diversified Stock Portfolio	0.14
Short-Term Investment Portfolio	0.10

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase.

During the year ended February 28, 2017, State Street Bank and Trust Company, the Portfolios’ custodian, reimbursed each Portfolio for certain out-of-pocket expenses that were billed to each Portfolio in error from 1998-2015. These amounts are included in other income on the Statements of Operations. In addition, Funds Management was also reimbursed for waivers/reimbursements it made to the Portfolios during the period the Portfolios were erroneously billed. The amount were as follows:

Notes to financial statements	Wells Fargo Dow Jones Target Date Funds	129

	Amount reimbursed to the Portfolio	Amount reimbursed to Funds Management
Diversified Fixed Income Portfolio	$10,476	$6,928
Diversified Stock Portfolio	62,282	198,799
Short-Term Investment Portfolio	3,443	104

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2017 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$1,886,852,597	$548,970,101	$2,636,384,305	$924,606
Diversified Stock Portfolio	0	1,432,069,368	0	3,455,108,925

The Portfolios may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of a Portfolio or which a Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of a Portfolio at the beginning of the period or the end of the period.

		Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Diversified Stock Portfolio	Wells Fargo & Company	563,684	14,700	352,600	225,784	$13,068,378	$784,061	$7,855,337

7. DERIVATIVE TRANSACTIONS

During the year ended February 28, 2017, Diversified Stock Portfolio used uninvested cash to enter into future contracts to gain market exposure.

At February 28, 2017, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized gains
3/17/2017	UBS	2 Long	MSCI EAFE Index	$174,550	$6,580
3/17/2017	UBS	2 Long	MSCI EM Index	93,080	4,728
3/17/2017	UBS	369 Long	Russell 2000 Index	25,553,250	239,165
3/17/2017	UBS	156 Long	S&P 500 E-Mini Index	18,429,840	523,040
3/17/2017	UBS	111 Long	S&P Midcap 400 Index	19,177,470	327,110

Diversified Stock Portfolio had an average notional amount of $ $122,728,163 in long futures contracts during the year ended February 28, 2017. As of February, Diversified Stock Portfolio had segregated $4,251,478 as cash collateral for open futures contracts.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing

130	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements

house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of Diversified Stock Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Diversified Stock Portfolio	Futures – variation margin	UBS	$968,961	$0	$(968,961)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

9. REDEMPTIONS IN-KIND

The Dow Jones Target Date Funds each invests all of their assets in the Portfolios to achieve their investment objective. After the close of business on December 9, 2016, several of the Dow Jones Target Date Funds, redeemed assets through a redemption in-kind. In the redemptions transaction, each of the Portfolios issued securities and cash to the respective Dow Jones Target Date Fund. The aggregate value of securities issued to each Dow Jones Target Date Fund along with any cash issued in the redemption, the percentage of the Portfolio and the gains or losses realized by each Portfolio are reflected in the table below. The gains or losses realized by each Portfolio are reflected in the amounts on the Statements of Operations.

	Value of securities	Cash	% of Portfolio	Realized gains
Diversified Fixed Income Portfolio	$1,572,349,585	$54,487,895	30%	$7,760,121
Diversified Stock Portfolio	2,576,087,819	301,625,005	34	1,021,648,798
Short-Term Investment Portfolio	N/A	247,121,352	28	0

10. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

11. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Portfolios’ financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Report of independent registered public accounting firm	Wells Fargo Dow Jones Target Date Funds	131

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments or summary portfolios of investments (for the Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio), of the Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio (collectively, the “Portfolios”), three of the portfolios constituting the Wells Fargo Master Trust, as of February 28, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2017, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of February 28, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, MA

April 26, 2017

132	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 28, 2017:

Dividends-received deduction
Target Today Fund	14.06%
Target 2010 Fund	14.66
Target 2015 Fund	15.45
Target 2020 Fund	19.55
Target 2025 Fund	24.96
Target 2030 Fund	32.21
Target 2035 Fund	37.47
Target 2040 Fund	41.52
Target 2045 Fund	44.05
Target 2050 Fund	43.89
Target 2055 Fund	50.98
Target 2060 Fund	59.65

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as 20% rate gain distributions for the fiscal year ended February 28, 2017:

20% rate gain distributions
Target Today Fund	$4,529,169
Target 2010 Fund	5,079,696
Target 2015 Fund	9,280,399
Target 2020 Fund	29,958,752
Target 2025 Fund	32,741,926
Target 2030 Fund	40,826,732
Target 2035 Fund	20,570,123
Target 2040 Fund	32,519,652
Target 2045 Fund	11,012,377
Target 2050 Fund	19,651,014

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	133

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended February 28, 2017 have been designated as qualified dividend income (QDI):

QDI
Target Today Fund	$1,625,058
Target 2010 Fund	1,177,304
Target 2015 Fund	2,398,025
Target 2020 Fund	12,350,272
Target 2025 Fund	15,713,118
Target 2030 Fund	25,215,149
Target 2035 Fund	15,620,463
Target 2040 Fund	26,369,934
Target 2045 Fund	11,452,427
Target 2050 Fund	20,429,435
Target 2055 Fund	4,147,343
Target 2060 Fund	134,122

For the fiscal year ended February 28, 2017, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Target Today Fund	$4,600,702
Target 2010 Fund	2,990,539
Target 2015 Fund	5,904,542
Target 2020 Fund	20,307,041
Target 2025 Fund	15,091,313
Target 2030 Fund	13,603,465
Target 2035 Fund	4,798,253
Target 2040 Fund	4,562,520
Target 2045 Fund	1,125,650
Target 2050 Fund	1,444,424
Target 2055 Fund	277,518
Target 2060 Fund	11,266

134	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

For the fiscal year ended February 28, 2017, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term capital gains dividends
Target Today Fund	$584,302
Target 2010 Fund	888,207
Target 2015 Fund	980,339
Target 2020 Fund	4,059,857
Target 2025 Fund	4,545,096
Target 2030 Fund	6,727,045
Target 2035 Fund	3,462,045
Target 2040 Fund	5,035,689
Target 2045 Fund	1,630,024
Target 2050 Fund	2,827,979

For the fiscal year ended February 28, 2017 ordinary income distributed was derived from interest on U.S. government securities.

U.S Government income
Target Today Fund	15.91%
Target 2010 Fund	15.59
Target 2015 Fund	17.33
Target 2020 Fund	14.94
Target 2025 Fund	11.30
Target 2030 Fund	8.25
Target 2035 Fund	5.34
Target 2040 Fund	3.16
Target 2045 Fund	1.79
Target 2050 Fund	1.21
Target 2055 Fund	1.31
Target 2060 Fund	1.68

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	135

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

136	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Dow Jones Target Date Funds	137

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302020 04-17 AOUTLD/AR003 02-17

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended February 28, 2017	Fiscal year ended February 29, 2016
Audit fees	$203,232	$169,272
Audit-related fees	—	—
Tax fees (1)	43,440	42,000
All other fees	—	—

	$246,672	$211,272

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of

Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	April 26, 2017

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	April 26, 2017